UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3416

THE CALVERT FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2011

Item 1. Schedule of Investments.

CALVERT INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

ASSET-BACKED SECURITIES - 0.9%	PRINCIPAL AMOUNT	VALUE
ACLC Business Loan Receivables Trust, 0.928%, 10/15/21 (e)(r)	$5,161	$5,148
Capital Auto Receivables Asset Trust, 5.76%, 2/18/14 (e)	2,365,409	2,383,700
Centex Home Equity, 7.36%, 7/25/32 (r)	120,536	10,063
Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37 (e)	3,500,000	3,514,000
DT Auto Owner Trust:
0.99%, 12/17/12 (e)	1,222,516	1,222,446
1.40%, 8/15/14 (b)(e)	1,475,882	1,474,998
Fifth Third Auto Trust, 4.81%, 1/15/13	91,062	91,228
FMAC Loan Receivables Trust:
1.35%, 11/15/18 (e)(r)(u)	824,027	3,090
6.74%, 11/15/20 (e)	301,975	194,925
Franklin Auto Trust, 7.16%, 5/20/16 (e)	3,000,000	3,084,540
Navistar Financial Corp. Owner Trust, 1.47%, 10/18/12 (e)	358,559	358,593
Santander Drive Auto Receivables Trust, 1.01%, 7/15/13 (e)	3,549,295	3,548,191

Total Asset-Backed Securities (Cost $16,231,770)		15,890,922

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.6%
Banc of America Mortgage Securities, Inc., 0.289%, 1/25/34 (r)	53,692,269	365,805
Countrywide Home Loan Mortgage Pass Through Trust, 0.634%, 6/25/35 (e)(r)	1,625,044	1,154,243
Impac CMB Trust:
0.934%, 9/25/34 (r)	895,723	659,012
0.814%, 4/25/35 (r)	4,891,927	3,593,727
0.834%, 5/25/35 (r)	2,278,485	1,542,409
Structured Asset Securities Corp., 5.50%, 6/25/35	4,291,000	2,268,150

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $9,992,541)		9,583,346

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%
Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.118%, 7/11/43	4,170,303	4,193,344
Commercial Mortgage Asset Trust, 7.35%, 1/17/32 (r)	3,000,000	3,235,851
Credit Suisse First Boston Mortgage Securities Corp., 5.603%, 7/15/35	2,240,560	2,254,822
GE Capital Commercial Mortgage Corp., 4.996%, 12/10/37	2,627,875	2,680,474
GS Mortgage Securities Corp. II, 4.295%, 1/10/40	4,241,221	4,264,514

Total Commercial Mortgage-Backed Securities (Cost $16,924,504)		16,629,005

CORPORATE BONDS - 71.8%
Affiliated Computer Services, Inc., 5.20%, 6/1/15	7,000,000	7,543,522
Alcoa, Inc.:
6.15%, 8/15/20	6,000,000	6,212,459
5.40%, 4/15/21	1,000,000	1,005,387
Alliance Mortgage Investments, Inc.:
12.61%, 6/1/10 (b)(r)(x)*	3,077,944	—
15.36%, 12/1/10 (b)(r)(x)*	17,718,398	—
America Movil SAB de CV, 2.375%, 9/8/16	2,000,000	1,973,699
American Airlines, Inc., 10.50%, 10/15/12 (w)	5,300,000	5,048,250
American Express Credit Corp., 2.80%, 9/19/16	4,500,000	4,549,859
American International Group, Inc., 4.875%, 9/15/16	3,000,000	2,832,000
American Tower Corp., 5.90%, 11/1/21	6,000,000	6,331,013
AmerisourceBergen Corp., 3.50%, 11/15/21	1,000,000	1,031,632
Amgen, Inc.:
2.50%, 11/15/16	2,000,000	2,016,137
3.875%, 11/15/21	1,575,000	1,600,864
5.15%, 11/15/41	1,000,000	1,043,824
Anadarko Petroleum Corp., 6.375%, 9/15/17	4,500,000	5,209,426
Anheuser-Busch InBev Worldwide, Inc., 1.304%, 3/26/13 (r)	5,000,000	5,030,654
ANZ National International Ltd., 1.563%, 12/20/13 (e)(r)	8,000,000	8,015,317
APL Ltd., 8.00%, 1/15/24 (b)	21,057,000	12,844,770
ArcelorMittal, 5.50%, 3/1/21	10,100,000	9,257,184
Aristotle Holding, Inc., 2.75%, 11/21/14 (e)	1,330,000	1,340,559
Asciano Finance Ltd.:
5.00%, 4/7/18 (e)	3,500,000	3,529,146
4.625%, 9/23/20 (e)	820,000	772,161
AT&T, Inc.:
2.95%, 5/15/16	3,000,000	3,146,214
3.875%, 8/15/21	13,090,000	13,911,106
5.55%, 8/15/41	1,000,000	1,176,385
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (e)	18,670,000	20,485,309
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	53,561,000	—
Bank of America Corp.:
4.50%, 4/1/15	1,300,000	1,255,720
3.75%, 7/12/16	2,000,000	1,853,795
5.625%, 10/14/16	4,650,000	4,495,228
5.00%, 5/13/21	2,500,000	2,283,513
Bank of America NA, 0.826%, 6/15/16 (r)	4,000,000	3,161,086
Bank of New York Mellon Corp.:
1.70%, 11/24/14	5,000,000	5,026,420
2.40%, 1/17/17	2,250,000	2,256,046
Bank of Nova Scotia, 1.25%, 11/7/14 (e)	5,000,000	5,004,711
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (e)	11,105,433	12,197,188
BHP Billiton Finance USA Ltd.:
1.875%, 11/21/16	5,000,000	5,049,398
3.25%, 11/21/21	650,000	668,026
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	37,001,000	37,926,025
Boston Properties LP, 3.70%, 11/15/18	2,400,000	2,472,909
BP Capital Markets plc, 1.70%, 12/5/14	1,000,000	1,012,470
Braskem Finance Ltd., 5.75%, 4/15/21 (e)	1,000,000	992,353
C10 Capital SPV Ltd., 6.722% to 12/31/16, floating rate thereafter to 12/31/49 (e)(r)	8,300,000	4,233,000
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r)	13,850,000	7,202,000
Calpine Corp. Escrow (b)*	375,000	—
Cantor Fitzgerald LP:
6.375%, 6/26/15 (e)	2,000,000	2,000,753
7.875%, 10/15/19 (e)	17,572,000	17,589,423
Capital One Financial Corp.:
4.80%, 2/21/12	4,000,000	4,015,343
4.75%, 7/15/21	6,230,000	6,381,335
Cemex SAB de CV, 5.579%, 9/30/15 (e)(r)	1,500,000	1,122,024
Charter One Bank, 6.375%, 5/15/12	10,000,000	10,008,592
Citigroup, Inc.:
2.453%, 8/13/13 (r)	11,000,000	10,739,774
0.659%, 3/7/14 (r)	5,020,000	4,690,111
4.75%, 5/19/15	3,000,000	3,050,000
3.953%, 6/15/16	7,400,000	7,372,969
CNPC HK Overseas Capital Ltd., 3.125%, 4/28/16 (e)	3,250,000	3,362,434
Colgate-Palmolive Co., 2.45%, 11/15/21	2,000,000	1,995,704
Comcast Corp., 6.55%, 7/1/39	8,800,000	10,826,688
Crown Castle Towers LLC:
4.174%, 8/15/37 (e)	2,825,000	2,881,500
4.883%, 8/15/40 (e)	4,558,000	4,626,370
CVS Pass-Through Trust:
5.789%, 1/10/26 (e)	3,783,627	3,991,727
5.88%, 1/10/28	226,015	231,654
6.036%, 12/10/28	7,847,447	8,220,685
6.943%, 1/10/30	6,718,293	7,371,647
7.507%, 1/10/32 (e)	3,277,438	3,790,750
Daimler Finance North America LLC, 2.625%, 9/15/16 (e)	1,800,000	1,796,952
DDR Corp., 4.75%, 4/15/18	4,700,000	4,547,250
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	2,500,000	2,312,500
Discover Bank, 7.00%, 4/15/20	2,500,000	2,590,928
Discover Financial Services:
6.45%, 6/12/17	1,375,000	1,438,017
10.25%, 7/15/19	5,604,000	6,774,456
Dominion Resources, Inc., 2.879% to 9/30/11, floating rate thereafter to 9/30/66 (r)	7,065,000	5,969,925
Dow Chemical Co.:
4.125%, 11/15/21	2,500,000	2,581,912
5.25%, 11/15/41	3,350,000	3,532,919
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	2,555,000	2,584,218
Duke Energy Carolinas LLC, 4.25%, 12/15/41	1,600,000	1,675,261
Earthlink, Inc., 8.875%, 5/15/19	1,000,000	930,000
Ecolab, Inc.:
4.35%, 12/8/21	1,560,000	1,680,587
5.50%, 12/8/41	1,000,000	1,120,907
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	22,975,000	23,951,437
ERP Operating LP, 4.625%, 12/15/21	5,450,000	5,603,283
FBG Finance Ltd., 5.125%, 6/15/15 (e)	4,000,000	4,392,556
Fifth Third Bank, 0.576%, 5/17/13 (r)	5,000,000	4,865,294
First Niagara Financial Group, Inc., 6.75%, 3/19/20	3,000,000	3,150,814
First Republic Bank, 7.75%, 9/15/12	500	519
FMG Resources August 2006 Pty. Ltd., 7.00%, 11/1/15 (e)	3,500,000	3,535,000
Ford Motor Credit Co. LLC:
7.50%, 8/1/12	6,129,000	6,312,870
3.875%, 1/15/15	4,400,000	4,356,000
Fort Knox Military Housing Privatization Project:
5.815%, 2/15/52 (b)(e)	2,975,000	3,119,287
5.915%, 2/15/52 (e)	10,455,000	11,108,530
FUEL Trust:
4.207%, 10/15/22 (e)	7,295,000	7,311,280
3.984%, 12/15/22 (e)	7,450,000	7,400,632
General Electric Capital Corp.:
0.683%, 6/20/13 (r)	7,000,000	6,910,890
3.35%, 10/17/16	2,900,000	3,017,305
5.40%, 2/15/17	3,000,000	3,346,531
5.625%, 9/15/17	1,850,000	2,048,436
5.625%, 5/1/18	5,000,000	5,590,314
4.65%, 10/17/21	9,900,000	10,314,797
General Motors Corp. Escrow (b)*	5,000,000	37,500
General Motors Corp. Escrow (b)*	10,000,000	75,000
General Motors Corp. Escrow (b)*	5,000,000	37,500
General Motors Corp. Escrow (b)*	7,150,000	53,625
General Motors Corp. Escrow (b)*	2,950,000	22,125
Gilead Sciences, Inc.:
4.40%, 12/1/21	3,650,000	3,874,424
5.65%, 12/1/41	1,000,000	1,105,360
Glitnir Banki HF:
3.046%, 4/20/10 (e)(r)(y)*	42,295,000	10,996,700
3.226%, 1/21/11 (e)(r)(y)*	32,920,000	7,900,800
6.375%, 9/25/12 (e)(y)*	600,000	156,000
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)(y)*	8,400,000	840
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	21,800,000	20,754,036
Golden State Petroleum Transport Corp., 8.04%, 2/1/19	9,633,000	9,651,345
Goldman Sachs Group, Inc.:
6.15%, 4/1/18	10,500,000	10,780,333
5.375%, 3/15/20	1,800,000	1,769,523
6.00%, 6/15/20	3,000,000	3,064,685
Great River Energy, 5.829%, 7/1/17 (e)	20,516,513	22,528,548
HCA, Inc., 8.00%, 10/1/18	750,000	791,250
Health Care REIT, Inc., 5.25%, 1/15/22	2,000,000	1,950,624
Hewlett-Packard Co.:
0.923%, 5/30/14 (r)	6,950,000	6,758,716
4.30%, 6/1/21	1,500,000	1,523,817
HSBC Bank plc, 1.203%, 1/17/14 (e)(r)	4,000,000	3,995,697
International Business Machines Corp., 2.90%, 11/1/21	3,100,000	3,189,745
International Paper Co., 4.75%, 2/15/22	1,000,000	1,062,358
Jefferies Group, Inc.:
7.75%, 3/15/12	7,350,000	7,441,875
5.125%, 4/13/18	3,500,000	3,075,625
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	109,297	109
John Deere Capital Corp.:
1.25%, 12/2/14	1,000,000	1,010,511
2.00%, 1/13/17	1,500,000	1,528,953
Jones Group, Inc., 6.875%, 3/15/19	2,000,000	1,800,000
JPMorgan Chase & Co.:
4.40%, 7/22/20	3,000,000	3,003,232
4.35%, 8/15/21	11,600,000	11,713,570
JPMorgan Chase Capital XXV, 6.80%, 10/1/37	5,900,000	5,956,907
Kaupthing Bank HF, 3.491%, 1/15/10 (e)(r)(y)*	39,000,000	9,652,500
Kellogg Co., 1.875%, 11/17/16	1,330,000	1,336,279
Kern River Funding Corp., 6.676%, 7/31/16 (e)	75,686	85,350
Kinder Morgan Energy Partners LP, 5.625%, 9/1/41	2,960,000	3,048,931
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	50,569,000	48,546,240
Leucadia National Corp., 8.125%, 9/15/15	3,320,000	3,488,837
LL & P Wind Energy, Inc. Washington Revenue Bonds:
5.733%, 12/1/17 (e)	8,060,000	8,467,594
5.983%, 12/1/22 (e)	14,695,000	15,184,197
6.192%, 12/1/27 (e)	2,675,000	2,273,322
Lockheed Martin Corp., 4.85%, 9/15/41	1,000,000	1,012,628
Lowe's Co.'s, Inc.:
3.80%, 11/15/21	2,220,000	2,334,823
5.125%, 11/15/41	500,000	540,697
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	51,271,000	133,305
8.30%, 12/1/37 (e)(m)*	33,720,000	87,672
8.45%, 12/1/49 (e)(m)*	1,000,000	2,600
Macy's Retail Holdings, Inc., 5.35%, 3/15/12	5,750,000	5,793,125
Masco Corp.:
4.80%, 6/15/15	4,540,000	4,512,433
5.85%, 3/15/17	1,990,000	1,984,249
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	2,730,000	2,628,144
Merrill Lynch & Co., Inc., 1.306%, 9/15/26 (r)	3,400,000	2,226,334
MetLife Institutional Funding II, 0.955%, 12/7/12 (e)(r)	4,800,000	4,798,234
MMA Financial Holdings, Inc., 0.75%, 5/3/34 (b)	50,800,000	11,684,000
Morgan Stanley:
0.724%, 2/10/12 (r)	5,770,000	5,771,400
6.25%, 8/28/17	7,000,000	6,832,936
7.30%, 5/13/19	5,000,000	5,097,538
5.50%, 1/26/20	6,000,000	5,544,830
5.50%, 7/24/20	6,500,000	5,925,237
National Fuel Gas Co., 6.50%, 4/15/18	4,800,000	5,441,662
Nationwide Health Properties, Inc.:
6.90%, 10/1/37	10,460,000	12,745,013
6.59%, 7/7/38	4,023,000	4,674,637
NBCUniversal Media LLC, 4.375%, 4/1/21	9,500,000	10,055,104
Nordea Bank AB, 4.875%, 5/13/21 (e)	3,000,000	2,535,451
Ohana Military Communities LLC:
5.88%, 10/1/51 (e)	23,440,000	24,359,858
6.15%, 10/1/51 (e)	5,000,000	4,795,450
O'Reilly Automotive, Inc., 4.625%, 9/15/21	5,000,000	5,238,812
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(w)*	19,550,000	—
Overseas Shipholding Group, Inc.:
8.125%, 3/30/18	3,600,000	2,187,000
7.50%, 2/15/24	5,080,000	2,667,000
Pacific Pilot Funding Ltd., 1.159%, 10/20/16 (e)(r)	5,271,873	4,486,211
Pioneer Natural Resources Co., 5.875%, 7/15/16	17,840,000	19,378,700
PNC Funding Corp.:
2.70%, 9/19/16	2,000,000	2,031,587
5.625%, 2/1/17	2,000,000	2,157,021
PPF Funding, Inc., 5.50%, 1/15/14 (e)	500,000	510,934
Public Steers Trust, 6.646%, 11/15/18 (b)	3,175,700	3,316,257
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	3,000,000	3,140,085
Royal Bank of Canada, 1.45%, 10/30/14	4,650,000	4,680,562
Ryder System, Inc., 3.50%, 6/1/17	940,000	963,598
SABMiller plc:
6.50%, 7/1/16 (e)	2,000,000	2,339,258
6.50%, 7/15/18 (e)	1,685,000	2,012,498
SBA Tower Trust, 4.254%, 4/15/40 (e)	5,772,000	5,838,933
Schlumberger Investment SA, 3.30%, 9/14/21 (e)	1,300,000	1,332,059
Senior Housing Properties Trust, 8.625%, 1/15/12	5,000,000	5,011,290
Simon Property Group LP:
6.125%, 5/30/18	3,593,000	4,142,036
4.125%, 12/1/21	5,000,000	5,236,179
Skyway Concession Co. LLC, 0.859%, 6/30/17 (b)(e)(r)	10,140,000	8,821,800
Southern Power Co., 5.15%, 9/15/41	1,925,000	2,037,376
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	26,500,000	11,329,810
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	7,650,000	7,611,750
SSIF Nevada LP, 1.101%, 4/14/14 (e)(r)	16,000,000	15,747,421
Stadshypotek AB, 1.129%, 9/30/13 (e)(r)	11,000,000	10,999,947
SunTrust Bank:
0.796%, 8/24/15 (r)	3,350,000	3,036,010
7.25%, 3/15/18	2,500,000	2,804,075
Swedbank Hypotek AB, 2.125%, 8/31/16 (e)	5,000,000	4,851,451
Target Corp., 3.875%, 7/15/20	1,735,000	1,920,775
Telefonica Emisiones SAU:
6.421%, 6/20/16	7,670,000	7,960,072
5.134%, 4/27/20	10,500,000	9,777,672
The Gap, Inc., 5.95%, 4/12/21	5,940,000	5,657,850
TIERS Trust:
8.45%, 12/1/17 (b)(e)(n)*	8,559,893	8,560
STEP, 0.00% to 10/15/33, 7.697% thereafter to 10/15/97 (b)(e)(r)	12,295,000	1,408,515
7.697%, 10/15/97 (b)(e)(r)	11,001,000	5,149,788
Time Warner Cable, Inc.:
4.00%, 9/1/21	4,200,000	4,258,916
5.50%, 9/1/41	3,200,000	3,359,317
Time Warner, Inc., 5.375%, 10/15/41	4,940,000	5,329,991
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/28 (b)(e)	16,737,000	5,147,799
2/15/29 (b)(e)	12,600,000	3,583,188
2/15/43 (b)(e)	196,950,000	24,382,410
2/15/45 (b)(e)	534,547,120	84,832,628
Toronto-Dominion Bank, 2.375%, 10/19/16	4,250,000	4,310,081
Tupperware Brands Corp., 4.75%, 6/1/21 (e)	6,300,000	6,335,620
UnitedHealth Group, Inc.:
3.375%, 11/15/21	1,750,000	1,809,474
4.625%, 11/15/41	1,750,000	1,839,099
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	25,000,000	25,678,067
Verizon Communications, Inc.:
3.50%, 11/1/21	4,750,000	4,948,790
4.75%, 11/1/41	5,000,000	5,402,743
Volkswagen International Finance NV, 0.982%, 4/1/14 (e)(r)	5,000,000	4,989,179
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	34,400,000	28,896,000
Wal-Mart Stores, Inc., 5.625%, 4/15/41	4,400,000	5,654,101
Walt Disney Co.:
0.875%, 12/1/14	1,000,000	1,006,119
4.125%, 12/1/41	2,750,000	2,819,487
Willis Group Holdings plc, 5.75%, 3/15/21	2,000,000	2,135,999
Willis North America, Inc.:
5.625%, 7/15/15	2,430,000	2,575,249
6.20%, 3/28/17	3,000,000	3,296,158
Windsor Petroleum Transport Corp., 7.84%, 1/15/21 (e)	21,622,559	17,534,598
Xstrata Canada Financial Corp., 2.85%, 11/10/14 (e)	1,500,000	1,509,706

Total Corporate Bonds (Cost $1,531,201,804)		1,291,777,409

MUNICIPAL OBLIGATIONS - 6.7%
Azusa California Redevelopment Agency Tax Allocation Bonds, 5.765%, 8/1/17	2,965,000	2,874,834
California Statewide Communities Development Authority Revenue Bonds, Zero Coupon:
6/1/15	3,425,000	2,952,282
6/1/15	1,205,000	1,038,686
6/1/16	2,620,000	2,110,829
6/1/17	2,710,000	2,047,513
College Park Georgia Revenue Bonds, 5.658%, 1/1/12	2,500,000	2,500,250
Florida State First Governmental Financing Commission Revenue Bonds:
5.05%, 7/1/14	285,000	305,682
5.10%, 7/1/15	300,000	325,059
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	1,985,000	2,101,956
La Verne California Revenue Bonds, 5.62%, 6/1/16	1,000,000	1,113,050
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	4,385,000	4,445,820
Oakland California Redevelopment Agency Tax Allocation Bonds, 5.653%, 9/1/21	19,635,000	20,178,104
Pomona California Public Financing Authority Revenue Bonds, 5.718%, 2/1/27	6,015,000	6,143,480
San Diego California Redevelopment Agency Tax Allocation Bonds, 6.00%, 9/1/21	2,515,000	2,600,409
San Jose California Redevelopment Agency Tax Allocation Bonds:
4.54%, 8/1/12	3,105,000	3,155,613
5.46%, 8/1/35	5,300,000	4,496,732
Santa Cruz County California Redevelopment Agency Tax Allocation Bonds, 5.60%, 9/1/25	815,000	817,070
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.35%, 9/1/18	1,265,000	1,297,903
Wells Fargo Bank NA Custodial Receipts Revenue Bonds:
6.584%, 9/1/27 (e)	6,080,000	7,102,109
6.734%, 9/1/27 (e)	37,970,000	46,863,713
West Contra Costa California Unified School District COPs:
5.03%, 1/1/20	3,190,000	3,190,223
5.15%, 1/1/24	3,630,000	3,604,336

Total Municipal Obligations (Cost $110,642,072)		121,265,653

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 2.8%
AgFirst FCB, 6.585% to 6/15/12, floating rate thereafter to 12/31/49 (e)(r)	73,280,000	47,998,400
Overseas Private Investment Corp., 4.05%, 11/15/14	702,400	730,356
Premier Aircraft Leasing EXIM 1 Ltd., 3.547%, 4/10/22	136	143
Sterling Equipment, Inc., 6.125%, 9/28/19	231,098	258,892
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	3,000,000	1,845,000

Total U.S. Government Agencies and Instrumentalities (Cost $66,096,636)		50,832,791

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.9%
Fannie Mae:
3.50%, 1/12/12	11,000,000	11,312,812
4.00%, 1/12/12	21,800,000	22,900,220
Ginnie Mae, 11.00%, 10/15/15	317	339

Total U.S. Government Agency Mortgage-Backed Securities (Cost $33,982,726)		34,213,371

U.S. TREASURY - 4.4%
United States Treasury Bonds:
3.75%, 8/15/41	16,986,000	19,955,896
3.125%, 11/15/41	19,240,000	20,135,863
United States Treasury Notes:
0.375%, 11/15/14	3,945,000	3,947,465
0.875%, 11/30/16	10,827,000	10,859,143
2.00%, 11/15/21	24,243,000	24,515,734

Total U.S. Treasury (Cost $78,257,569)		79,414,101

FLOATING RATE LOANS(d)- 0.3%
Clear Channel Communications, Inc. Term Loan Tranche B, 3.912%, 1/28/16 (r)	6,699,976	4,937,507

Total Floating Rate Loans (Cost $6,280,225)		4,937,507

SOVEREIGN GOVERNMENT BONDS - 0.4%
Province of Ontario Canada, 3.00%, 7/16/18	6,700,000	7,035,745

Total Sovereign Government Bonds (Cost $7,033,508)		7,035,745

TIME DEPOSIT - 11.3%
State Street Time Deposit, 0.113%, 1/3/12	203,297,866	203,297,866

Total Time Deposit (Cost $203,297,866)		203,297,866

EQUITY SECURITIES - 1.1%	SHARES
Avado Brands, Inc. (b)*	4,803	—
First Republic Preferred Capital Corp., Preferred (b)(e)	6,050	6,177,050
General Motors Co.:
Common*	2,370	48,040
Warrants (strike price $10.00/share, expires 7/10/16)*	111,295	1,305,490
Warrants (strike price $18.33/share, expires 7/10/19)*	111,295	870,327
Intermet Corp. (b)*	4,772	—
Woodbourne Capital:
Trust I, Preferred (b)(e)	6,450,000	2,908,692
Trust II, Preferred (b)(e)	6,450,000	2,908,692
Trust III, Preferred (b)(e)	6,450,000	2,908,692
Trust IV, Preferred (b)(e)	6,450,000	2,908,692

Total Equity Securities (Cost $35,095,820)		20,035,675

TOTAL INVESTMENTS (Cost $2,115,037,041) - 103.1%		1,854,913,391
Other assets and liabilities, net - (3.1%)		(55,752,591)
NET ASSETS - 100%		$1,799,160,800

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	540	3/12	$70,807,500	$599,079

Sold:
2 Year U.S. Treasury Notes	1,932	3/12	426,096,564	(213,459)
5 Year U.S. Treasury Notes	760	3/12	93,675,938	(558,204)
Total Sold				($771,663)

(b) This security was valued by the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(u) This security is no longer accruing interest.

(w) Security is in default and is no longer accruing interest.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF and Kaupthing Bank HF (the “Banks”) on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. These securities are no longer accruing interest.

* Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
FCB: Farm Credit Bank
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
REIT: Real Estate Investment Trust
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

ASSET-BACKED SECURITIES - 6.1%	PRINCIPAL AMOUNT	VALUE
ACLC Business Loan Receivables Trust:
0.928%, 10/15/21 (e)(r)	$459	$458
8.03%, 10/15/21 (e)	4,508	4,502
AmeriCredit Automobile Receivables Trust:
3.04%, 10/15/13	1,971,773	1,982,576
0.32%, 12/6/13 (r)	3,197,073	3,190,793
1.18%, 2/6/14	868,554	868,938
5.55%, 4/7/14	4,294,353	4,337,573
5.27%, 1/6/15 (r)	927,469	951,818
Americredit Prime Automobile Receivable, 5.62%, 9/8/14	5,755,000	5,760,547
Bear Stearns Asset Backed Securities Trust:
0.514%, 12/25/35 (r)	5,809,898	5,584,956
0.414%, 4/25/37 (r)	1,285,990	1,231,219
Capital Auto Receivables Asset Trust:
5.15%, 9/17/12	919,932	923,712
5.76%, 2/18/14 (e)	6,307,758	6,356,533
Capital One Auto Finance Trust, 5.23%, 7/15/14	7,133,167	7,145,762
CPS Auto Trust:
6.48%, 7/15/13 (e)	8,634,578	8,776,173
5.60%, 1/15/14 (e)	2,253,581	2,262,500
Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37 (e)	18,200,000	18,272,800
DT Auto Owner Trust:
0.99%, 12/17/12 (e)	1,806,879	1,806,775
0.99%, 5/15/13 (e)	3,203,637	3,202,458
0.96%, 1/15/14 (e)	8,342,907	8,333,067
1.40%, 8/15/14 (b)(e)	4,612,130	4,609,368
Enterprise Mortgage Acceptance Co. LLC, 7.679%, 1/15/27 (e)(r)	5,311,559	2,868,242
Fifth Third Auto Trust, 4.81%, 1/15/13	409,778	410,524
FMAC Loan Receivables Trust:
1.35%, 11/15/18 (e)(r)(u)	804,456	3,017
0.632%, 4/15/19 (e)(r)	7,881,582	246,299
Franklin Auto Trust, 7.16%, 5/20/16 (e)	8,950,000	9,202,210
Harley-Davidson Motorcycle Trust, 3.19%, 11/15/13	543,178	544,235
Marlin Leasing Receivables LLC, 2.44%, 1/15/16 (e)	1,613,549	1,621,472
Navistar Financial Corp. Owner Trust:
0.81%, 1/18/13 (e)	2,408,200	2,408,907
1.47%, 10/18/12 (e)	793,760	793,836
Santander Consumer Acquired Receivables Trust, 0.91%, 11/15/13 (e)	3,681,946	3,680,987
Santander Drive Auto Receivables Trust:
1.36%, 3/15/13	2,556,993	2,558,391
1.37%, 8/15/13 (e)	24,359,662	24,378,843
Triad Auto Receivables Owner Trust, 0.336%, 2/12/14 (r)	2,942,022	2,929,093

Total Asset-Backed Securities (Cost $138,234,633)		137,248,584

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.8%
Banc of America Mortgage Securities, Inc., 6.25%, 10/25/36	1,556,719	201,464
Chase Mortgage Finance Corp.:
2.744%, 2/25/37 (r)	2,975,241	2,535,048
2.744%, 2/25/37 (r)	457,671	413,725
2.756%, 2/25/37 (r)	955,680	836,689
CS First Boston Mortgage Securities Corp.:
2.56%, 12/25/33 (r)	2,269,852	442,172
5.25%, 12/25/35	1,367,088	1,340,435
GMAC Mortgage Corp. Loan Trust, 5.50%, 10/25/33	1,994,059	2,021,934
Impac CMB Trust:
0.934%, 9/25/34 (r)	63,981	47,073
1.034%, 11/25/34 (r)	42,715	34,430
0.814%, 4/25/35 (r)	595,185	437,237
0.834%, 5/25/35 (r)	1,808,974	1,224,576
JP Morgan Mortgage Trust:
2.752%, 7/25/35 (r)	331,884	279,490
4.701%, 7/25/35 (r)	1,635,960	1,619,715
Merrill Lynch Mortgage Investors, Inc.:
2.625%, 2/25/35 (r)	1,187,036	994,531
2.536%, 12/25/35 (r)	1,659,337	1,623,465
Residential Accredit Loans, Inc., 0.235%, 5/25/19 (r)	38,175,646	216,761
Structured Asset Mortgage Investments, Inc., 0.474%, 7/25/46 (r)	938,945	501,944
WaMu Mortgage Pass Through Certificates, 2.565%, 1/25/36 (r)	743,257	656,526
Wells Fargo Mortgage Backed Securities Trust, 5.037%, 9/25/35 (r)	3,769,924	3,251,247

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $20,544,717)		18,678,462

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.3%
Asset Securitization Corp.:
6.929%, 2/14/43 (r)	11,188,234	11,509,292
6.949%, 2/14/43 (r)	400,000	409,986
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
6.186%, 6/11/35	3,751,731	3,749,105
5.544%, 6/10/39 (r)	1,877,524	2,021,523
4.576%, 7/10/42	1,275,140	1,287,420
4.783%, 7/10/43 (r)	3,454,546	3,452,936
5.118%, 7/11/43	1,299,899	1,307,081
Commercial Mortgage Asset Trust, 7.35%, 1/17/32 (r)	8,022,000	8,652,666
Commercial Mortgage Pass Through Certificates, 5.234%, 7/10/37 (r)	3,852,689	3,966,559
Credit Suisse First Boston Mortgage Securities Corp.:
5.603%, 7/15/35	6,409,361	6,450,156
4.94%, 12/15/35	4,875,000	4,972,992
6.133%, 4/15/37	697,427	699,256
3.936%, 5/15/38	13,220,000	13,512,572
GE Capital Commercial Mortgage Corp.:
4.996%, 12/10/37	10,428,284	10,637,016
6.024%, 12/10/37 (e)(r)	3,000,000	3,045,021
4.692%, 11/10/38 (r)	2,000,000	2,011,400
GMAC Commercial Mortgage Securities, Inc.:
6.70%, 4/15/34	493,233	493,298
5.713%, 10/15/38	13,696,463	13,767,013
JP Morgan Chase Commercial Mortgage Securities Corp.:
6.162%, 5/12/34	23,746,327	23,757,606
6.847%, 11/15/35 (e)(r)	2,026	2,024
5.299%, 6/12/41 (r)	1,188,628	1,207,953
Morgan Stanley Capital I, 5.007%, 1/14/42	1,943,416	1,945,350
Morgan Stanley Dean Witter Capital I:
6.55%, 7/15/33	7,480,000	7,418,956
5.98%, 1/15/39	7,178,473	7,230,733
Salomon Brothers Mortgage Securities VII, Inc., 4.467%, 3/18/36	1,973,407	1,976,189
Wachovia Bank Commercial Mortgage Trust:
6.287%, 4/15/34	1,764,230	1,769,885
4.566%, 4/15/35	26,254,233	26,935,478

Total Commercial Mortgage-Backed Securities (Cost $167,858,151)		164,189,466

CORPORATE BONDS - 64.7%
Affiliated Computer Services, Inc., 5.20%, 6/1/15	3,000,000	3,232,938
Alcoa, Inc.:
6.00%, 1/15/12	1,936,000	1,938,523
5.55%, 2/1/17	5,000,000	5,344,603
Alliance Mortgage Investments, Inc.:
12.61%, 6/1/10 (b)(r)(x)*	385,345	—
15.36%, 12/1/10 (b)(r)(x)*	259,801	—
Ally Financial, Inc.:
1.75%, 10/30/12	3,970,000	4,018,461
0.559%, 12/19/12 (r)	3,360,000	3,366,348
4.50%, 2/11/14	875,000	842,188
America Movil SAB de CV, 2.375%, 9/8/16	2,250,000	2,220,412
American Airlines, Inc., 10.50%, 10/15/12 (w)	9,445,000	8,996,362
American Express Bank FSB, 0.424%, 5/29/12 (r)	6,000,000	5,981,440
American Express Centurion Bank, 0.426%, 6/12/12 (r)	2,022,000	2,013,539
American Express Credit Corp., 2.80%, 9/19/16	2,300,000	2,325,484
American International Group, Inc., 4.25%, 9/15/14	4,000,000	3,885,497
American Tower Corp.:
4.50%, 1/15/18	2,420,000	2,464,383
5.90%, 11/1/21	3,500,000	3,693,091
Amgen, Inc.:
1.875%, 11/15/14	2,000,000	2,029,809
2.50%, 11/15/16	1,550,000	1,562,506
Anadarko Petroleum Corp.:
5.75%, 6/15/14	10,000	10,788
6.375%, 9/15/17	2,400,000	2,778,360
Anheuser-Busch InBev Worldwide, Inc., 1.304%, 3/26/13 (r)	9,201,000	9,257,410
ANZ National International Ltd., 1.563%, 12/20/13 (e)(r)	8,000,000	8,015,317
APL Ltd., 8.00%, 1/15/24 (b)	3,915,000	2,388,150
Aristotle Holding, Inc., 2.75%, 11/21/14 (e)	2,500,000	2,519,847
Asciano Finance Ltd., 5.00%, 4/7/18 (e)	5,940,000	5,989,465
AT&T, Inc.:
2.95%, 5/15/16	6,000,000	6,292,429
2.40%, 8/15/16	8,000,000	8,213,871
3.875%, 8/15/21	2,000,000	2,125,455
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	350,000	—
Bank of America Corp.:
1.941%, 7/11/14 (r)	6,440,000	5,756,445
4.50%, 4/1/15	2,000,000	1,931,877
3.75%, 7/12/16	2,200,000	2,039,175
5.625%, 10/14/16	9,527,000	9,209,900
Bank of America NA, 0.826%, 6/15/16 (r)	4,646,000	3,671,602
Bank of New York Mellon Corp.:
1.70%, 11/24/14	7,200,000	7,238,045
2.40%, 1/17/17	5,000,000	5,013,436
Baxter International, Inc., 1.85%, 1/15/17	4,000,000	4,007,015
BE Aerospace, Inc., 6.875%, 10/1/20	940,000	1,026,950
Becton Dickinson and Co., 1.75%, 11/8/16	2,000,000	2,017,347
Berkshire Hathaway Finance Corp., 0.523%, 1/13/12 (r)	1,250,000	1,249,956
BHP Billiton Finance USA Ltd.:
1.125%, 11/21/14	5,000,000	5,015,973
1.875%, 11/21/16	5,000,000	5,049,398
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	8,869,000	9,090,725
BP Capital Markets plc:
1.153%, 12/6/13 (r)	7,000,000	7,038,271
1.70%, 12/5/14	4,000,000	4,049,882
Braskem Finance Ltd., 5.75%, 4/15/21 (e)	1,000,000	992,353
Burger King Corp., 9.875%, 10/15/18	1,500,000	1,635,000
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r)	10,660,000	5,543,200
Canadian Imperial Bank of Commerce, 2.75%, 1/27/16 (e)	4,940,000	5,106,638
Cantor Fitzgerald LP:
6.375%, 6/26/15 (e)	8,835,000	8,838,324
7.875%, 10/15/19 (e)	11,550,000	11,561,452
Capital One Capital VI, 8.875%, 5/15/40	2,587,000	2,645,208
Capital One Financial Corp.:
4.80%, 2/21/12	5,350,000	5,370,522
1.553%, 7/15/14 (r)	5,000,000	4,774,323
3.15%, 7/15/16	8,000,000	8,034,201
6.15%, 9/1/16	3,800,000	3,961,098
Caterpillar Financial Services Corp., 1.125%, 12/15/14	5,000,000	5,017,641
Cemex SAB de CV, 5.579%, 9/30/15 (e)(r)	16,950,000	12,678,876
Charter One Bank, 6.375%, 5/15/12	7,640,000	7,646,565
Citigroup, Inc.:
2.453%, 8/13/13 (r)	11,000,000	10,739,774
0.659%, 3/7/14 (r)	13,750,000	12,846,419
4.75%, 5/19/15	4,000,000	4,066,667
4.587%, 12/15/15	4,000,000	4,027,707
3.953%, 6/15/16	9,000,000	8,967,125
CNOOC Finance 2011 Ltd., 4.25%, 1/26/21 (e)	4,750,000	4,875,875
CNPC HK Overseas Capital Ltd., 3.125%, 4/28/16 (e)	6,000,000	6,207,570
Colgate-Palmolive Co., 1.30%, 1/15/17	3,425,000	3,398,013
Columbia University, 6.83%, 12/15/20	290,323	337,076
Continental Airlines, Inc., 6.563%, 8/15/13	1,148,000	1,150,870
Crown Castle Towers LLC:
4.523%, 1/15/35 (e)	4,250,000	4,430,625
3.214%, 8/15/35 (e)	3,000,000	3,030,000
5.495%, 1/15/37 (e)	4,000,000	4,360,000
4.174%, 8/15/37 (e)	3,000,000	3,060,000
4.883%, 8/15/40 (e)	2,960,000	3,004,400
CVS Pass-Through Trust:
5.789%, 1/10/26 (e)	5,372,290	5,667,766
5.298%, 1/11/27 (e)	977,561	1,002,715
6.036%, 12/10/28	12,468,721	13,061,754
6.943%, 1/10/30	2,808,804	3,081,960
7.507%, 1/10/32 (e)	2,120,695	2,452,838
Daimler Finance North America LLC:
1.875%, 9/15/14 (e)	1,500,000	1,486,441
2.625%, 9/15/16 (e)	3,000,000	2,994,920
DDR Corp., 4.75%, 4/15/18	4,000,000	3,870,000
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	2,750,000	2,543,750
Deutsche Bank Capital Trust, 4.901%, 12/29/49 (b)(r)	2,600,000	1,560,000
Discover Bank, 8.70%, 11/18/19	8,890,000	10,123,239
Discover Financial Services, 6.45%, 6/12/17	1,375,000	1,438,017
Dominion Resources, Inc., 2.879% to 9/30/11, floating rate thereafter to 9/30/66 (r)	13,347,000	11,278,215
Dow Chemical Co., 4.125%, 11/15/21	2,500,000	2,581,912
Dr Pepper Snapple Group, Inc., 2.60%, 1/15/19	3,000,000	2,987,515
Duke Energy Carolinas LLC, 1.75%, 12/15/16	3,000,000	3,026,557
Earthlink, Inc., 8.875%, 5/15/19	1,250,000	1,162,500
Ecolab, Inc., 3.00%, 12/8/16	5,000,000	5,187,313
EI du Pont de Nemours & Co., 0.274%, 12/27/39 (r)	1,600,000	1,585,443
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	22,305,000	23,252,962
Equity One, Inc., 6.25%, 12/15/14	5,500,000	5,799,401
ERP Operating LP, 5.25%, 9/15/14	6,811,000	7,220,499
Express Scripts, Inc., 5.25%, 6/15/12	5,000,000	5,092,745
FBG Finance Ltd., 5.125%, 6/15/15 (e)	6,150,000	6,753,554
Fifth Third Bank, 0.576%, 5/17/13 (r)	12,515,000	12,177,830
First Niagara Financial Group, Inc., 6.75%, 3/19/20	1,500,000	1,575,407
FMG Resources August 2006 Pty. Ltd., 7.00%, 11/1/15 (e)	6,200,000	6,262,000
Ford Motor Credit Co. LLC:
7.50%, 8/1/12	3,000,000	3,090,000
3.875%, 1/15/15	3,000,000	2,970,000
Foster's Finance Corp., 4.875%, 10/1/14 (e)	8,880,000	9,563,780
Four Fishers LLC VRDN, 0.50%, 4/1/24 (r)	4,725,000	4,725,000
FUEL Trust:
4.207%, 10/15/22 (e)	41,750,000	41,843,169
3.984%, 12/15/22 (e)	4,000,000	3,973,494
General Electric Capital Corp.:
0.683%, 6/20/13 (r)	22,000,000	21,719,940
2.10%, 1/7/14	5,000,000	5,078,636
2.95%, 5/9/16	5,000,000	5,138,113
3.35%, 10/17/16	7,000,000	7,283,150
5.40%, 2/15/17	2,000,000	2,231,021
5.625%, 9/15/17	2,000,000	2,214,525
5.625%, 5/1/18	7,800,000	8,720,889
General Motors Corp. Escrow (b)*	14,816,000	111,120
Gilead Sciences, Inc.:
2.40%, 12/1/14	2,000,000	2,035,983
3.05%, 12/1/16	3,000,000	3,076,677
Glitnir Banki HF:
2.95%, 10/15/08 (b)(y)*	10,440,000	2,636,100
3.046%, 4/20/10 (e)(r)(y)*	10,830,000	2,815,800
3.226%, 1/21/11 (e)(r)(y)*	1,000,000	240,000
6.33%, 7/28/11 (e)(y)*	180,000	46,800
Goldman Sachs Group, Inc.:
5.45%, 11/1/12	3,000,000	3,058,537
6.00%, 5/1/14	3,100,000	3,239,350
5.35%, 1/15/16	10,000,000	10,234,690
5.75%, 10/1/16	10,000,000	10,447,900
Great River Energy, 5.829%, 7/1/17 (e)	13,552,619	14,881,712
Greif, Inc., 6.75%, 2/1/17	300,000	313,500
HCA, Inc., 8.00%, 10/1/18	1,000,000	1,055,000
Health Care REIT, Inc., 3.625%, 3/15/16	1,000,000	983,594
Hewlett-Packard Co.:
2.109%, 9/19/14 (r)	8,000,000	8,010,251
5.40%, 3/1/17	3,700,000	4,074,065
HSBC Bank plc, 1.203%, 1/17/14 (e)(r)	9,500,000	9,489,781
International Business Machines Corp.:
0.875%, 10/31/14	3,500,000	3,511,982
1.95%, 7/22/16	5,000,000	5,126,711
International Lease Finance Corp., 6.50%, 9/1/14 (e)	5,000,000	5,131,250
Irwin Land LLC:
4.51%, 12/15/15 (e)	945,000	946,125
5.03%, 12/15/25 (e)	900,000	951,759
Jefferies Group, Inc.:
7.75%, 3/15/12	8,500,000	8,606,250
5.125%, 4/13/18	5,000,000	4,393,750
John Deere Capital Corp.:
1.25%, 12/2/14	1,860,000	1,879,551
2.00%, 1/13/17	4,000,000	4,077,207
JPMorgan Chase & Co.:
4.75%, 3/1/15	3,000,000	3,186,312
3.15%, 7/5/16	8,000,000	8,039,051
JPMorgan Chase Capital XXV, 6.80%, 10/1/37	14,231,000	14,368,261
Kellogg Co., 1.875%, 11/17/16	2,505,000	2,516,827
KeyBank, 5.80%, 7/1/14	7,500,000	8,005,201
Kinder Morgan Energy Partners LP:
3.50%, 3/1/16	5,000,000	5,189,427
4.15%, 3/1/22	2,000,000	2,035,697
Leucadia National Corp., 8.125%, 9/15/15	4,200,000	4,413,589
LL & P Wind Energy, Inc. Washington Revenue Bonds:
5.217%, 12/1/12 (e)	910,000	920,966
5.733%, 12/1/17 (e)	2,000,000	2,101,140
Lockheed Martin Corp., 2.125%, 9/15/16	2,000,000	2,005,480
Lumbermens Mutual Casualty Co., 8.30%, 12/1/37 (e)(m)*	300,000	780
Macy's Retail Holdings, Inc., 5.35%, 3/15/12	11,935,000	12,024,512
Manufacturers & Traders Trust Co., 1.872%, 4/1/13 (r)	1,400,000	1,392,785
Marsh & McLennan Co.'s, Inc., 6.25%, 3/15/12	4,250,000	4,290,803
Masco Corp.:
5.875%, 7/15/12	2,690,000	2,723,625
4.80%, 6/15/15	10,500,000	10,436,243
5.85%, 3/15/17	3,010,000	3,001,301
Merrill Lynch & Co., Inc.:
6.05%, 8/15/12	2,500,000	2,536,069
5.70%, 5/2/17	5,000,000	4,546,217
6.40%, 8/28/17	5,000,000	4,851,700
1.306%, 9/15/26 (r)	4,500,000	2,946,619
MetLife Institutional Funding II, 0.955%, 12/7/12 (e)(r)	10,000,000	9,996,322
Metropolitan Life Global Funding I, 0.891%, 4/10/12 (e)(r)	2,500,000	2,499,601
Morgan Stanley:
0.638%, 1/9/12 (r)	3,168,000	3,166,969
1.408%, 4/29/13 (r)	3,000,000	2,820,274
3.80%, 4/29/16	5,000,000	4,607,661
6.25%, 8/28/17	22,200,000	21,670,168
Nationwide Building Society, 0.646%, 5/17/12 (e)(r)	5,400,000	5,398,856
Nationwide Health Properties, Inc.:
6.90%, 10/1/37	8,890,000	10,832,043
6.59%, 7/7/38	1,300,000	1,510,571
NBCUniversal Media LLC, 2.875%, 4/1/16	5,000,000	5,102,550
Nordea Bank AB, 4.875%, 5/13/21 (e)	4,700,000	3,972,207
North Fork Bancorporation, Inc., 5.875%, 8/15/12	6,375,000	6,507,872
Northwest University VRDN, 0.25%, 9/1/18 (r)	3,000,000	3,000,000
Nova Chemicals Corp., 6.50%, 1/15/12	4,800,000	4,800,000
NRG Energy, Inc., 7.625%, 1/15/18	5,000,000	5,000,000
Number Merger Sub, Inc., 11.00%, 12/15/19 (e)	1,500,000	1,515,000
Offshore Group Investments Ltd., 11.50%, 8/1/15	500,000	540,107
Ohana Military Communities LLC:
5.462%, 10/1/26 (e)	16,750,000	17,970,405
5.88%, 10/1/51 (e)	3,845,000	3,995,890
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(w)*	1,400,000	—
Overseas Shipholding Group, Inc., 8.125%, 3/30/18	3,000,000	1,822,500
Pacific Pilot Funding Ltd., 1.159%, 10/20/16 (e)(r)	411,865	350,485
Pioneer Natural Resources Co., 5.875%, 7/15/16	22,450,000	24,386,312
PNC Funding Corp.:
2.70%, 9/19/16	2,000,000	2,031,587
5.625%, 2/1/17	2,700,000	2,911,978
Post Apartment Homes LP, 5.45%, 6/1/12	2,000,000	2,023,059
Procter & Gamble - ESOP, 0.167%, 11/15/39 (r)	1,000,000	991,903
Prudential Holdings LLC, 1.434%, 12/18/17 (e)(r)	7,940,000	7,564,409
Rio Tinto Finance USA Ltd., 2.25%, 9/20/16	5,000,000	5,086,582
Royal Bank of Canada:
1.45%, 10/30/14	7,000,000	7,046,007
3.125%, 4/14/15 (e)	7,100,000	7,510,964
Ryder System, Inc., 3.15%, 3/2/15	4,000,000	4,103,765
SABMiller plc, 6.50%, 7/1/16 (e)	14,000,000	16,374,803
Safeway, Inc., 3.40%, 12/1/16	2,000,000	2,048,788
Sanofi, 1.20%, 9/30/14	2,000,000	2,013,899
SBA Tower Trust, 4.254%, 4/15/40 (e)	13,440,000	13,595,852
Schlumberger Investment SA, 1.95%, 9/14/16 (e)	2,000,000	2,017,639
Schlumberger Norge AS, 1.95%, 9/14/16 (e)	2,000,000	2,003,271
Senior Housing Properties Trust, 8.625%, 1/15/12	13,852,000	13,881,602
Simon Property Group LP:
5.25%, 12/1/16	2,000,000	2,207,339
2.80%, 1/30/17	5,000,000	5,098,657
Skyway Concession Co. LLC, 0.859%, 6/30/17 (b)(e)(r)	2,500,000	2,175,000
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	11,150,000	11,094,250
SSIF Nevada LP, 1.101%, 4/14/14 (e)(r)	58,240,000	57,320,611
St. Jude Medical, Inc., 2.50%, 1/15/16	920,000	946,244
Stadshypotek AB, 1.129%, 9/30/13 (e)(r)	14,940,000	14,939,928
Steel Dynamics, Inc., 7.375%, 11/1/12	3,000,000	3,105,000
SunTrust Bank:
0.589%, 5/21/12 (r)	638,000	635,283
0.796%, 8/24/15 (r)	5,650,000	5,120,434
SunTrust Banks, Inc., 3.60%, 4/15/16	2,500,000	2,543,528
SunTrust Capital I, 1.13%, 5/15/27 (r)	1,000,000	650,288
Swedbank Hypotek AB, 2.125%, 8/31/16 (e)	7,940,000	7,704,104
Symantec Corp., 2.75%, 9/15/15	2,710,000	2,751,640
Target Corp., 3.875%, 7/15/20	2,000,000	2,214,150
TD Ameritrade Holding Corp., 2.95%, 12/1/12	1,000,000	1,012,591
Telefonica Emisiones SAU:
0.763%, 2/4/13 (r)	4,000,000	3,880,584
2.582%, 4/26/13	3,275,000	3,198,630
6.421%, 6/20/16	23,796,000	24,695,942
TESCO plc, 2.00%, 12/5/14 (e)	3,000,000	3,011,681
Teva Pharmaceutical Finance IV LLC, 1.70%, 11/10/14	2,000,000	2,013,714
The Coca-Cola Co., 1.80%, 9/1/16	930,000	946,147
The Gap, Inc., 5.95%, 4/12/21	8,000,000	7,620,000
TIERS Trust, 8.45%, 12/1/17 (b)(e)(n)*	658,859	659
Time Warner Cable, Inc., 4.00%, 9/1/21	5,000,000	5,070,138
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/43 (b)(e)	131,530,000	16,283,414
2/15/45 (b)(e)	145,823,730	23,142,226
Toronto-Dominion Bank:
0.60%, 7/26/13 (r)	13,000,000	12,893,353
0.701%, 7/14/14 (r)	2,000,000	1,990,537
2.20%, 7/29/15 (e)	7,000,000	7,136,058
Tupperware Brands Corp., 4.75%, 6/1/21 (e)	4,000,000	4,022,616
UDR, Inc., 5.00%, 1/15/12	2,300,000	2,294,250
UnitedHealth Group, Inc., 1.875%, 11/15/16	2,000,000	2,005,712
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	43,479,000	44,658,267
Verizon Communications, Inc.:
1.25%, 11/3/14	2,500,000	2,513,050
2.00%, 11/1/16	10,000,000	10,071,964
Viacom, Inc., 2.50%, 12/15/16	2,000,000	2,008,032
Volkswagen International Finance NV, 0.982%, 4/1/14 (e)(r)	12,100,000	12,073,814
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	42,037,000	35,311,080
Wal-Mart Stores, Inc. Pass Through Trust, 8.07%, 12/21/12	66,437	67,527
Walt Disney Co., 0.875%, 12/1/14	3,950,000	3,974,169
Wells Fargo & Co., 0.766%, 6/15/12 (r)	1,830,000	1,833,742
Western Express, Inc., 12.50%, 4/15/15 (e)	4,160,000	1,768,000
Willis North America, Inc.:
5.625%, 7/15/15	14,261,000	15,113,424
6.20%, 3/28/17	2,442,000	2,683,072
Windsor Petroleum Transport Corp., 7.84%, 1/15/21 (e)	22,984,100	18,638,726
Xerox Corp., 4.25%, 2/15/15	2,750,000	2,902,160
Xstrata Canada Financial Corp., 2.85%, 11/10/14 (e)	2,500,000	2,516,176
Yara International ASA, 5.25%, 12/15/14 (e)	5,250,000	5,678,747
Zimmer Holdings, Inc., 1.40%, 11/30/14	4,000,000	3,998,607

Total Corporate Bonds (Cost $1,470,163,861)		1,448,114,381

MUNICIPAL OBLIGATIONS - 6.2%
Butler Pennsylvania Redevelopment Authority Tax Allocation Bonds, 5.25%, 12/1/13	320,000	325,280
California State HFA Revenue VRDN, 0.07%, 8/1/33 (r)	2,040,000	2,040,000
California State Industry Sales Tax Revenue Bonds, 5.00%, 1/1/12	2,900,000	2,900,174
California State Infrastructure & Economic Development Bank Revenue VRDN, 0.09%, 4/1/42 (r)	10,915,000	10,915,000
California Statewide Communities Development Authority MFH Revenue VRDN, 0.11%, 10/15/34 (r)	1,000,000	1,000,000
California Statewide Communities Development Authority Revenue Bonds, Zero Coupon, 6/1/13	3,190,000	3,008,904
Canyon Texas Regional Water Authority Revenue Bonds, 5.70%, 8/1/12	165,000	167,774
Chesapeake Virginia Hospital Authority Revenue VRDN, 0.08%, 7/1/31 (r)	5,455,000	5,455,000
Collier County Florida Finance Authority MFH Revenue VRDN, 0.11%, 7/15/34 (r)	700,000	700,000
Colorado State HFA Revenue VRDN:
Hamptons Apts. Project, 0.10%, 10/15/16 (r)	400,000	400,000
Woodstream Village Project, 0.13%, 2/1/31 (r)	900,000	900,000
Corte Madera California COPs, 5.447%, 2/1/16	965,000	977,825
District of Columbia HFA MFH Revenue VRDN, 0.09%, 11/1/38 (r)	285,000	285,000
Franklin County Ohio Health Care Revenue VRDN, 0.08%, 11/1/34 (r)	1,495,000	1,495,000
Frisco Texas Economic Development Corp. Sales Tax Revenue Bonds, 5.619%, 2/15/17	880,000	918,509
Hills City Iowa Health Facilities Revenue VRDN, 0.07%, 8/1/35 (r)	3,780,000	3,780,000
Indiana Finance Authority Hospital Revenue VRDN, 0.09%, 3/1/33 (r)	18,900,000	18,900,000
Louisiana State HFA Revenue VRDN, 0.10%, 3/15/37 (r)	2,335,000	2,335,000
Maryland State Health & Higher Educational Facilities Authority Revenue VRDN, 0.10%, 7/1/34 (r)	1,500,000	1,500,000
Michigan State Strategic Fund LO Revenue VRDN, 0.63%, 9/1/22 (r)	5,000,000	5,000,000
Midpeninsula California Regional Open Space District Financing Authority Revenue Bonds, 5.15%, 9/1/12	200,000	203,342
Mississippi State Home Corp. MFH Revenue VRDN, 0.18%, 8/15/40 (r)	300,000	300,000
Montgomery County Pennsylvania Redevelopment Authority MFH Revenue VRDN:
Forge Gate Apts. Project, 0.23%, 8/15/31 (r)	1,260,000	1,260,000
Kingswood Apts. Project, 0.23%, 8/15/31 (r)	310,000	310,000
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue VRDN, 0.08%, 6/1/34 (r)	5,107,500	5,107,500
Ness Family Partners LP VRDN, 0.79%, 9/1/34 (r)	3,000,000	3,000,000
Nevada State Department of Business & Industry Lease Revenue Bonds, 5.32%, 6/1/17	820,000	814,752
Nevada State Housing Division Revenue VRDN, 0.10%, 4/15/39 (r)	100,000	100,000
New Britain Connecticut GO Revenue VRDN, 0.37%, 2/1/26 (r)	2,600,000	2,600,000
New Hampshire State Business Finance Authority Revenue VRDN, 0.07%, 10/1/37 (r)	2,945,000	2,945,000
New Jersey State Economic Development Authority Revenue VRDN:
0.40%, 11/1/31 (r)	1,855,000	1,855,000
0.40%, 11/1/40 (r)	4,345,000	4,345,000
New Jersey State Health Care Facilities Financing Authority Revenue VRDN, 0.09%, 7/1/33 (r)	1,500,000	1,500,000
New York City Housing Development Corp. MFH Revenue VRDN:
0.17%, 12/1/35 (r)	1,415,000	1,415,000
0.15%, 11/15/37 (r)	1,080,000	1,080,000
New York State Dormitory Authority Revenue VRDN, 0.06%, 7/1/38 (r)	2,000,000	2,000,000
New York State HFA Revenue VRDN:
0.15%, 11/15/29 (r)	1,100,000	1,100,000
0.15%, 5/15/33 (r)	800,000	800,000
0.09%, 5/15/34 (r)	1,400,000	1,400,000
0.09%, 5/15/36 (r)	1,600,000	1,600,000
0.18%, 5/1/42 (r)	2,480,000	2,480,000
Oakland California Redevelopment Agency Tax Allocation Bonds, 5.263%, 9/1/16	1,640,000	1,655,006
Oakland City California PO Revenue Bonds, Zero Coupon, 12/15/12	1,680,000	1,637,983
Osprey Property Co., LLC VRDN, 0.22%, 6/1/27 (r)	1,800,000	1,800,000
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 5.59%, 9/1/17	895,000	915,970
Placer County California Redevelopment Agency Tax Allocation Bonds, 5.75%, 8/1/15	435,000	442,682
Rathbone LLC VRDN, 0.33%, 1/1/38 (r)	3,665,000	3,665,000
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.31%, 9/1/13	215,000	218,365
Rural Electric Co-op Grantor Trust Certificates VRDN, 0.40%, 12/18/17 (r)	4,555,000	4,555,000
South Bend County Indiana Economic Development Income Tax Revenue Bonds, 5.20%, 2/1/14	840,000	890,769
St. Louis Park Minnesota MFH Revenue VRDN, 0.12%, 8/1/34 (r)	200,000	200,000
Stanislaus County California Revenue Bonds, 7.15%, 8/15/13	205,000	210,434
Tarrant County Texas Industrial Development Corp. Revenue VRDN, 0.22%, 9/1/27 (r)	3,510,000	3,510,000
Terre Haute Indiana Revenue VRDN, 0.35%, 8/1/36 (r)	5,000,000	5,000,000
Tift County Georgia IDA Revenue VRDN, 0.22%, 2/1/28 (r)	5,000,000	5,000,000
Tucson Arizona IDA Revenue VRDN, 0.10%, 1/15/32 (r)	770,000	770,000
Tuscaloosa County Alabama IDA Gulf Opportunity Zone Revenue VRDN, 0.17%, 3/1/27 (r)	2,600,000	2,600,000
Wisconsin State Health & Educational Facilities Authority Revenue VRDN, 0.06%, 4/1/35 (r)	5,805,000	5,805,000
Ypsilanti Michigan GO Bonds, 5.55%, 5/1/12	335,000	338,109

Total Municipal Obligations (Cost $138,165,767)		138,433,378

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.0%
AgFirst FCB, 6.585% to 6/15/12, floating rate thereafter to 12/31/49 (e)(r)	5,000,000	3,275,000
COP I LLC, 3.613%, 12/5/21	4,062,278	4,503,110
Tunisia Government AID Bonds, Guaranteed by the United States Agency of International Development, 9.375%, 8/1/16	375,000	423,442
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	7,910,000	4,864,650
Vessel Management Services, Inc., 5.85%, 5/1/27	8,141,000	9,666,949

Total U.S. Government Agencies and Instrumentalities (Cost $20,613,873)		22,733,151

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.9%
Fannie Mae:
3.50%, 1/12/12	20,500,000	21,082,969
4.00%, 1/12/12	19,500,000	20,484,142
Ginnie Mae, 5.50%, 5/20/32	888,070	31,064

Total U.S. Government Agency Mortgage-Backed Securities (Cost $41,426,953)		41,598,175

U.S. TREASURY - 3.6%
United States Treasury Notes:
0.375%, 11/15/14	130,000	130,081
0.875%, 11/30/16	18,505,000	18,559,937
0.875%, 12/31/16	56,500,000	56,597,109
2.00%, 11/15/21	4,255,000	4,302,869

Total U.S. Treasury (Cost $79,436,805)		79,589,996

FLOATING RATE LOANS(d)- 0.3%
Clear Channel Communications, Inc. Term Loan Tranche B, 3.912%, 1/28/16 (r)	9,640,253	7,104,327

Total Floating Rate Loans (Cost $9,055,645)		7,104,327

TIME DEPOSIT - 11.4%
State Street Time Deposit, 0.113%, 1/3/12	255,321,832	255,321,832

Total Time Deposit (Cost $255,321,832)		255,321,832

SOVEREIGN GOVERNMENT BONDS - 1.0%
Province of Ontario Canada:
2.30%, 5/10/16	5,000,000	5,143,575
1.60%, 9/21/16	12,100,000	12,119,703
3.00%, 7/16/18	5,000,000	5,250,556

Total Sovereign Government Bonds (Cost $22,501,658)		22,513,834

EQUITY SECURITIES - 0.3%	SHARES
General Motors Co.:
Common*	1,171	23,736
Warrants (strike price $10.00/share, expires 7/10/16)*	54,945	644,505
Warrants (strike price $18.33/share, expires 7/10/19)*	54,945	429,670
Woodbourne Capital:
Trust I, Preferred (b)(e)	2,125,000	958,290
Trust II, Preferred (b)(e)	2,125,000	958,290
Trust III, Preferred (b)(e)	3,125,000	1,409,250
Trust IV, Preferred (b)(e)	3,125,000	1,409,250

Total Equity Securities (Cost $8,440,155)		5,832,991

TOTAL INVESTMENTS (Cost $2,371,764,050) - 104.6%		2,341,358,577
Other assets and liabilities, net - (4.6%)		(103,868,690)
NET ASSETS - 100%		$2,237,489,887

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	156	3/12	$20,455,500	$268,003

Sold:
2 Year U.S. Treasury Notes	1,259	3/12	277,668,517	($123,946)

(b) This security was valued by the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(u) This security is no longer accruing interest.

(w) Security is in default and is no longer accruing interest.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF (the “Bank”) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
FCB: Farm Credit Bank
FSB: Federal Savings Bank
GO: General Obligation
HFA: Housing Finance Agency/Authority
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
LP: Limited Partnership
MFH: Multi-Family Housing
plc: Public Limited Company
PO: Pension Obligation
REIT: Real Estate Investment Trust
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT LONG-TERM INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

ASSET-BACKED SECURITIES - 0.9%	PRINCIPAL AMOUNT	VALUE
AmeriCredit Automobile Receivables Trust, 0.32%, 12/6/13 (r)	$463,576	$462,665
Capital One Auto Finance Trust, 5.23%, 7/15/14	230,102	230,508
Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37 (e)	1,050,000	1,054,200
Fifth Third Auto Trust, 4.81%, 1/15/13	18,212	18,246

Total Asset-Backed Securities (Cost $1,771,620)		1,765,619

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.4%
Countrywide Home Loan Mortga ge Pass Through Trust, 0.634%, 6/25/35 (e)(r)	106,311	75,511
CS First Boston Mortgage Securities Corp., 5.25%, 12/25/35	81,536	79,946
Impac CMB Trust, 0.834%, 5/25/35 (r)	124,984	84,607
JP Morgan Mortgage Trust, 4.701%, 7/25/35 (r)	27,416	27,144
Structured Asset Securities Corp., 5.50%, 6/25/35	1,000,000	528,583

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $693,917)		795,791

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.9%
GMAC Commercial Mortgage Securities, Inc., 5.713%, 10/15/38	1,105,088	1,110,781
GS Mortgage Securities Corp. II, 4.295%, 1/10/40	424,122	426,451
JP Morgan Chase Commercial Mortgage Securities Corp.:
6.162%, 5/12/34	649,570	649,878
5.299%, 6/12/41 (r)	396,209	402,651
LB-UBS Commercial Mortgage Trust, 4.96%, 12/15/31	906,252	930,364
Morgan Stanley Dean Witter Capital I, 5.98%, 1/15/39	102,969	103,718
Wachovia Bank Commercial Mortgage Trust, 5.23%, 7/15/41 (r)	114,190	114,664

Total Commercial Mortgage-Backed Securities (Cost $3,799,408)		3,738,507

CORPORATE BONDS - 56.9%
Alcoa, Inc.:
6.15%, 8/15/20	1,000,000	1,035,410
5.40%, 4/15/21	500,000	502,693
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	4,817	—
American Airlines, Inc., 10.50%, 10/15/12 (w)	750,000	714,375
American Express Bank FSB, 0.426%, 6/12/12 (r)	1,000,000	996,255
American Tower Corp.:
4.50%, 1/15/18	1,000,000	1,018,340
5.90%, 11/1/21	250,000	263,792
Amgen, Inc., 5.15%, 11/15/41	1,000,000	1,043,824
ANZ National International Ltd., 1.563%, 12/20/13 (e)(r)	850,000	851,627
APL Ltd., 8.00%, 1/15/24 (b)	1,230,000	750,300
ArcelorMittal, 5.50%, 3/1/21	1,000,000	916,553
Asciano Finance Ltd., 4.625%, 9/23/20 (e)	1,930,000	1,817,404
AT&T, Inc.:
3.875%, 8/15/21	185,000	196,605
5.55%, 8/15/41	3,000,000	3,529,155
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (e)	60,000	65,834
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	30,000	—
Bank of America Corp.:
3.75%, 7/12/16	150,000	139,035
5.00%, 5/13/21	1,000,000	913,405
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (e)	1,483,229	1,629,043
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	250,000	256,933
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	1,500,000	1,537,500
Braskem Finance Ltd., 5.75%, 4/15/21 (e)	1,000,000	992,353
Cantor Fitzgerald LP, 7.875%, 10/15/19 (e)	1,350,000	1,351,339
Capital One Financial Corp.:
4.80%, 2/21/12	500,000	501,918
4.75%, 7/15/21	800,000	819,433
Cemex SAB de CV, 5.579%, 9/30/15 (e)(r)	1,000,000	748,016
Citigroup Funding, Inc., 0.444%, 7/12/12 (r)	500,000	501,098
Citigroup, Inc.:
2.125%, 4/30/12	2,000,000	2,012,008
2.453%, 8/13/13 (r)	1,000,000	976,343
3.953%, 6/15/16	200,000	199,269
4.50%, 1/14/22	1,000,000	958,108
CNPC HK Overseas Capital Ltd., 3.125%, 4/28/16 (e)	1,500,000	1,551,893
Comcast Corp., 6.55%, 7/1/39	750,000	922,729
Crown Castle Towers LLC:
6.113%, 1/15/40 (e)	785,000	862,519
4.883%, 8/15/40 (e)	1,000,000	1,015,000
CVS Pass-Through Trust:
5.88%, 1/10/28	330,584	338,833
6.036%, 12/10/28	671,393	703,325
6.943%, 1/10/30	456,716	501,132
7.507%, 1/10/32 (e)	963,952	1,114,926
DDR Corp., 4.75%, 4/15/18	1,000,000	967,500
Discover Bank:
8.70%, 11/18/19	500,000	569,361
7.00%, 4/15/20	500,000	518,186
Dow Chemical Co., 5.25%, 11/15/41	1,500,000	1,581,904
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	1,000,000	1,011,436
Duke Energy Carolinas LLC, 4.25%, 12/15/41	400,000	418,815
Ecolab, Inc., 5.50%, 12/8/41	1,000,000	1,120,907
Energizer Holdings, Inc., 4.70%, 5/19/21 (e)	2,000,000	2,112,533
Enterprise Products Operating LLC:
5.70%, 2/15/42	2,000,000	2,173,904
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	340,000	354,450
ERP Operating LP, 4.625%, 12/15/21	500,000	514,063
First Niagara Financial Group, Inc., 6.75%, 3/19/20	1,000,000	1,050,271
Ford Motor Credit Co. LLC:
7.50%, 8/1/12	100,000	103,000
3.875%, 1/15/15	400,000	396,000
5.875%, 8/2/21	1,000,000	1,037,500
Fort Knox Military Housing Privatization Project:
0.618%, 2/15/52 (b)(e)(r)	1,000,000	600,000
5.915%, 2/15/52 (e)	130,000	138,126
FUEL Trust, 4.207%, 10/15/22 (e)	1,000,000	1,002,232
General Electric Capital Corp.:
5.625%, 9/15/17	1,000,000	1,107,263
5.625%, 5/1/18	1,000,000	1,118,063
General Motors Corp. Escrow (b)*	200,000	1,500
General Motors Corp. Escrow (b)*	500,000	3,750
General Motors Corp. Escrow (b)*	200,000	1,500
Gilead Sciences, Inc., 5.65%, 12/1/41	1,000,000	1,105,360
Glitnir Banki HF:
3.046%, 4/20/10 (e)(r)(y)*	75,000	19,500
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)(y)*	150,000	15
Goldman Sachs Group, Inc.:
6.15%, 4/1/18	1,000,000	1,026,698
5.25%, 7/27/21	500,000	488,082
Greif, Inc., 6.75%, 2/1/17	500,000	522,500
Hewlett-Packard Co., 4.30%, 6/1/21	1,500,000	1,523,817
International Business Machines Corp., 2.90%, 11/1/21	1,000,000	1,028,950
International Paper Co., 6.00%, 11/15/41	1,000,000	1,085,330
Irwin Land LLC, 5.03%, 12/15/25 (e)	758,000	801,593
Jefferies Group, Inc.:
7.75%, 3/15/12	800,000	810,000
5.125%, 4/13/18	500,000	439,375
Johnson Controls, Inc., 5.00%, 3/30/20	1,000,000	1,119,804
Jones Group, Inc., 6.875%, 3/15/19	1,000,000	900,000
JPMorgan Chase & Co.:
4.40%, 7/22/20	250,000	250,269
4.35%, 8/15/21	950,000	959,301
JPMorgan Chase Capital XXV, 6.80%, 10/1/37	800,000	807,716
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	2,100,000	2,016,000
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	100,000	84,984
Lockheed Martin Corp., 4.85%, 9/15/41	2,000,000	2,025,256
Lowe's Co.'s, Inc., 5.125%, 11/15/41	500,000	540,697
Massachusetts Institute of Technology, 7.25%, 11/2/96	200,000	319,429
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	1,000,000	962,690
MetLife, Inc., 0.896%, 6/29/12 (r)	300,000	301,008
Morgan Stanley:
6.25%, 8/28/17	500,000	488,067
5.50%, 1/26/20	500,000	462,069
5.50%, 7/24/20	1,500,000	1,367,362
National Fuel Gas Co., 6.50%, 4/15/18	100,000	113,368
Nationwide Health Properties, Inc.:
6.90%, 10/1/37	390,000	475,196
6.59%, 7/7/38	30,000	34,859
NBCUniversal Media LLC, 4.375%, 4/1/21	500,000	529,216
New York University, 5.236%, 7/1/32	850,000	976,049
Nordea Bank AB, 4.875%, 5/13/21 (e)	1,300,000	1,098,696
Offshore Group Investments Ltd., 11.50%, 8/1/15	500,000	540,107
Ohana Military Communities LLC:
5.675%, 10/1/26 (e)	70,000	75,138
5.88%, 10/1/51 (e)	1,500,000	1,558,865
O'Reilly Automotive, Inc., 4.625%, 9/15/21	670,000	702,001
Overseas Shipholding Group, Inc., 7.50%, 2/15/24	150,000	78,750
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	39,882	33,567
Pioneer Natural Resources Co., 5.875%, 7/15/16	700,000	760,375
PPL Montana LLC, 8.903%, 7/2/20	15,481	17,622
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	25,000	24,613
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	2,000,000	2,093,390
SABMiller plc, 6.50%, 7/15/18 (e)	1,000,000	1,194,361
Schlumberger Investment SA, 3.30%, 9/14/21 (e)	1,500,000	1,536,991
Senior Housing Properties Trust, 8.625%, 1/15/12	500,000	501,069
Simon Property Group LP:
10.35%, 4/1/19	320,000	442,328
4.125%, 12/1/21	350,000	366,533
Skyway Concession Co. LLC, 0.859%, 6/30/17 (b)(e)(r)	100,000	87,000
Southern Power Co., 5.15%, 9/15/41	1,000,000	1,058,377
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	1,100,000	1,094,500
SunTrust Bank, 0.796%, 8/24/15 (r)	975,000	883,615
SunTrust Capital I, 1.13%, 5/15/27 (r)	1,000,000	650,288
Svenska Handelsbanken AB, 1.544%, 9/14/12 (e)(r)	500,000	499,963
Telefonica Emisiones SAU, 5.134%, 4/27/20	1,800,000	1,676,172
The Gap, Inc., 5.95%, 4/12/21	1,000,000	952,500
The Home Depot, Inc., 5.875%, 12/16/36	1,440,000	1,805,562
Time Warner Cable, Inc., 5.50%, 9/1/41	1,500,000	1,574,680
Time Warner, Inc., 5.375%, 10/15/41	1,500,000	1,618,418
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/28 (b)(e)	135,000	41,522
2/15/43 (b)(e)	5,950,000	736,610
2/15/45 (b)(e)	7,046,377	1,118,260
Tupperware Brands Corp., 4.75%, 6/1/21 (e)	700,000	703,958
UnitedHealth Group, Inc.:
3.375%, 11/15/21	200,000	206,797
4.625%, 11/15/41	200,000	210,183
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	1,000,000	1,027,123
Verizon Communications, Inc., 4.75%, 11/1/41	1,000,000	1,080,549
VF Corp., 3.50%, 9/1/21	1,000,000	1,035,286
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	2,200,000	1,848,000
Wal-Mart Stores, Inc., 5.625%, 4/15/41	500,000	642,511
Walt Disney Co., 4.125%, 12/1/41	200,000	205,054
Willis Group Holdings plc, 5.75%, 3/15/21	1,000,000	1,067,999
Windsor Petroleum Transport Corp., 7.84%, 1/15/21 (e)	937,056	759,896
Yara International ASA, 7.875%, 6/11/19 (e)	950,000	1,166,505

Total Corporate Bonds (Cost $107,096,914)		110,510,883

MUNICIPAL OBLIGATIONS - 1.8%
Adams-Friendship Area Wisconsin School District GO Bonds, 5.47%, 3/1/18	30,000	35,159
Connecticut State Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	1,000,000	1,137,360
Cook County Illinois School District GO Bonds, Zero Coupon, 12/1/24	25,000	10,668
East Lansing Michigan GO Bonds, 5.00%, 4/1/14	85,000	91,623
Florida State First Governmental Financing Commission Revenue Bonds, 5.30%, 7/1/19	25,000	26,573
Kern County California PO Revenue Bonds, Zero Coupon, 8/15/20	125,000	79,871
Leland Stanford Jr. University California Revenue Bonds, 6.875%, 2/1/24	100,000	133,716
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	50,000	50,694
New York City IDA Revenue Bonds, 6.027%, 1/1/46	30,000	25,465
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	120,000	74,102
Oakland California Redevelopment Agency Tax Allocation Bonds, 5.411%, 9/1/21	30,000	29,147
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/14	95,000	87,121
Redlands California PO Revenue Bonds, Zero Coupon:
8/1/27	250,000	89,080
8/1/28	175,000	57,712
Santa Cruz County California Redevelopment Agency Tax Allocation Bonds, 5.50%, 9/1/20	40,000	40,566
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.36%, 8/1/16	40,000	45,234
Texas Transportation Commission Revenue Bonds, 5.178%, 4/1/30	1,000,000	1,180,150
Wells Fargo Bank NA Custodial Receipts Revenue Bonds:
6.584%, 9/1/27 (e)	100,000	116,811
6.734%, 9/1/27 (e)	100,000	123,423
West Contra Costa California Unified School District COPs, 5.03%, 1/1/20	15,000	15,001
West Covina California Public Financing Authority Lease Revenue Bonds, 6.05%, 6/1/26	40,000	38,279

Total Municipal Obligations (Cost $3,098,784)		3,487,755

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.8%
Federal Home Loan Bank, 5.00%, 11/17/17	400,000	481,155
Freddie Mac:
5.25%, 4/18/16	700,000	824,345
6.75%, 3/15/31	700,000	1,051,627
Sterling Equipment, Inc., 6.125%, 9/28/19	346,647	388,339
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	400,000	246,000
Vessel Management Services, Inc., 5.85%, 5/1/27	444,000	527,223

Total U.S. Government Agencies And Instrumentalities (Cost $3,108,956)		3,518,689

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.8%
Fannie Mae:
3.50%, 1/12/12	950,000	977,015
4.00%, 1/12/12	2,350,000	2,468,602

Total U.S. Government Agency Mortgage-Backed Securities (Cost $3,422,414)		3,445,617

U.S. TREASURY - 20.9%
United States Treasury Bonds:
3.75%, 8/15/41	9,270,000	10,890,802
3.125%, 11/15/41	5,800,000	6,070,063
United States Treasury Notes:
0.875%, 11/30/16	470,000	471,395
2.125%, 8/15/21	9,298,000	9,533,356
2.00%, 11/15/21	13,486,000	13,637,718

Total U.S. Treasury (Cost $39,775,404)		40,603,334

FLOATING RATE LOANS(d)- 0.2%
Clear Channel Communications, Inc. Term Loan Tranche B, 3.912%, 1/28/16 (r)	482,013	355,216

Total Floating Rate Loans (Cost $451,889)		355,216

SOVEREIGN GOVERNMENT BONDS - 1.1%
Province of Ontario Canada, 3.00%, 7/16/18	2,000,000	2,100,222

Total Sovereign Government Bonds (Cost $2,099,555)		2,100,222

TIME DEPOSIT - 13.0%
State Street Time Deposit, 0.113%, 1/3/12	25,150,329	25,150,329

Total Time Deposit (Cost $25,150,329)		25,150,329

EQUITY SECURITIES - 0.5%	SHARES
First Republic Preferred Capital Corp., Preferred (b)(e)	500	510,500
General Motors Co.:
Common*	69	1,399
Warrants (strike price $10.00/share, expires 7/10/16)*	3,321	38,955
Warrants (strike price $18.33/share, expires 7/10/19)*	3,321	25,970
Woodbourne Capital, Trust I, Preferred (b)(e)	1,000,000	450,960

Total Equity Securities (Cost $876,012)		1,027,784

TOTAL INVESTMENTS (Cost $191,345,202) - 101.2%		196,499,746
Other assets and liabilities, net - (1.2%)		(2,309,840)
NET ASSETS - 100%		$194,189,906

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	110	3/12	$14,423,750	$177,905
30 Year U.S. Treasury Bonds	38	3/12	5,502,875	102,488
Total Purchased				$280,393

Sold:
2 Year U.S. Treasury Notes	131	3/12	$28,891,641	($14,474)
5 Year U.S. Treasury Notes	18	3/12	2,218,641	(13,379)
Total Sold				($27,853)

(b) This security was valued by the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w) Security is in default and is no longer accruing interest.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF (the “Bank”) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
FCB: Farm Credit Bank
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
PO: Pension Obligation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT ULTRA-SHORT INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

ASSET-BACKED SECURITIES - 13.8%	PRINCIPAL AMOUNT	VALUE
AmeriCredit Automobile Receivables Trust:
0.32%, 12/6/13 (r)	$2,100,157	$2,096,032
1.18%, 2/6/14	694,843	695,151
0.35%, 4/7/14 (r)	1,382,243	1,379,486
5.55%, 4/7/14	222,351	224,589
5.56%, 6/6/14	665,846	677,157
5.27%, 1/6/15 (r)	335,634	344,446
Americredit Prime Automobile Receivable:
5.62%, 9/8/14	2,000,000	2,001,928
0.775%, 3/8/16 (r)	5,244,778	5,242,423
Bank of America Auto Trust, 2.67%, 7/15/13 (e)	413,613	414,527
Bear Stearns Asset Backed Securities Trust, 0.514%, 12/25/35 (r)	1,007,334	968,333
Capital Auto Receivables Asset Trust:
5.15%, 9/17/12	719,146	722,101
6.57%, 9/16/13 (e)	2,875,000	2,903,914
5.76%, 2/18/14 (e)	2,365,409	2,383,700
6.51%, 2/18/14 (e)	3,000,000	3,069,640
5.21%, 3/17/14	320,999	322,082
5.30%, 5/15/14	304,069	306,679
Capital One Auto Finance Trust, 5.23%, 7/15/14	1,840,817	1,844,067
Chase Funding Mortgage Loan Asset-Backed Certificates, 4.396%, 2/25/30	289,955	291,459
CPS Auto Trust:
6.48%, 7/15/13 (e)	1,105,108	1,123,231
5.05%, 11/15/13 (e)	415,978	416,640
5.92%, 5/15/14 (e)	437,127	443,624
Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37 (e)	5,000,000	5,020,000
DT Auto Owner Trust:
0.99%, 12/17/12 (e)	489,007	488,978
2.36%, 4/15/13 (e)	815,000	815,408
0.99%, 5/15/13 (e)	1,025,985	1,025,607
0.96%, 1/15/14 (e)	2,098,845	2,096,369
Fifth Third Auto Trust, 4.81%, 1/15/13	36,425	36,491
Franklin Auto Trust, 7.16%, 5/20/16 (e)	2,000,000	2,056,360
Harley-Davidson Motorcycle Trust, 5.23%, 3/15/14	1,000,000	1,008,415
Marlin Leasing Receivables LLC, 2.44%, 1/15/16 (e)	1,290,839	1,297,178
Navistar Financial Corp. Owner Trust:
1.47%, 10/18/12 (e)	125,496	125,508
2.60%, 4/20/15 (e)	2,790,000	2,795,062
Santander Consumer Acquired Receivables Trust, 0.91%, 11/15/13 (e)	1,403,537	1,403,172
Santander Drive Auto Receivables Trust:
1.36%, 3/15/13	1,713,185	1,714,122
1.01%, 7/15/13 (e)	3,862,077	3,860,876
1.37%, 8/15/13 (e)	6,833,745	6,839,126
2.10%, 9/15/14 (e)	1,570,000	1,567,144
Triad Auto Receivables Owner Trust, 0.336%, 2/12/14 (r)	2,047,811	2,038,812

Total Asset-Backed Securities (Cost $62,361,271)		62,059,837

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.3%
Adjustable Rate Mortgage Trust, 1.094%, 2/25/35 (r)	2,429	2,272
Chase Mortgage Finance Corp.:
2.744%, 2/25/37 (r)	228,835	206,862
2.756%, 2/25/37 (r)	366,163	307,760
Impac CMB Trust:
1.037%, 10/25/34 (r)	3,232	2,491
1.034%, 11/25/34 (r)	22,614	18,227
0.814%, 4/25/35 (r)	4,077	2,995
0.834%, 5/25/35 (r)	288,614	195,376
JP Morgan Mortgage Trust, 4.701%, 7/25/35 (r)	65,798	65,145
Merrill Lynch Mortgage Investors, Inc., 2.536%, 12/25/35 (r)	71,310	69,768
MLCC Mortgage Investors, Inc.:
1.034%, 3/25/28 (r)	17,452	14,974
0.524%, 4/25/29 (r)	322,950	273,177
0.854%, 7/25/29 (r)	13,182	11,435
0.524%, 3/25/30 (r)	6,187	5,015
Sequoia Mortgage Trust, 0.605%, 11/20/34 (r)	28,397	23,198

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $1,129,341)		1,198,695

COMMERCIAL MORTGAGE-BACKED SECURITIES - 15.1%
Asset Securitization Corp.:
6.929%, 2/14/43 (r)	4,000,000	4,114,784
6.949%, 2/14/43 (r)	738,000	756,424
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
6.186%, 6/11/35	625,763	625,325
4.576%, 7/10/42	440,920	445,166
4.783%, 7/10/43 (r)	364,404	364,234
5.118%, 7/11/43	1,364,230	1,371,767
Bear Stearns Commercial Mortgage Securities:
4.72%, 11/11/35 (r)	4,611,334	4,659,739
6.46%, 10/15/36	622,310	624,134
4.83%, 8/15/38	2,910,635	2,952,141
Chase Manhattan Bank-First Union National Bank, 6.40%, 8/15/31 (e)	1,384,022	1,426,682
Commercial Mortgage Acceptance Corp., 6.21%, 7/15/31 (e)	3,000,000	3,067,626
Commercial Mortgage Asset Trust, 7.35%, 1/17/32 (r)	5,600,000	6,040,255
Credit Suisse First Boston Mortgage Securities Corp.:
5.603%, 7/15/35	7,052,107	7,096,994
4.94%, 12/15/35	950,000	969,096
4.70%, 8/15/36	109,446	109,572
3.936%, 5/15/38	2,000,000	2,044,262
GE Capital Commercial Mortgage Corp.:
5.349%, 8/11/36	2,475,593	2,501,520
4.996%, 12/10/37	4,379,792	4,467,458
GMAC Commercial Mortgage Securities, Inc.:
6.70%, 4/15/34	334,793	334,837
5.713%, 10/15/38	842,630	846,970
4.646%, 4/10/40	26,022	26,267
GS Mortgage Securities Corp. II, 4.295%, 1/10/40	2,311,465	2,324,160
JP Morgan Chase Commercial Mortgage Securities Corp.:
6.162%, 5/12/34	4,871,774	4,874,088
4.275%, 1/12/37	1,276,417	1,283,490
LB-UBS Commercial Mortgage Trust:
5.594%, 6/15/31	984,162	992,400
4.853%, 9/15/31	2,810,000	2,854,095
Merrill Lynch Mortgage Trust:
5.619%, 7/12/34	567,300	571,023
4.892%, 2/12/42	721,713	729,839
Morgan Stanley Capital I, 5.007%, 1/14/42	202,657	202,858
Morgan Stanley Dean Witter Capital I:
6.55%, 7/15/33	1,000,000	991,839
6.51%, 4/15/34	917,383	917,645
5.74%, 12/15/35	797,712	806,221
5.98%, 1/15/39	1,930,666	1,944,721
Salomon Brothers Mortgage Securities VII, Inc., 4.467%, 3/18/36	1,759,516	1,761,997
Wachovia Bank Commercial Mortgage Trust:
6.287%, 4/15/34	982,858	986,008
4.566%, 4/15/35	1,554,425	1,594,759
5.23%, 7/15/41 (r)	105,625	106,064
4.612%, 5/15/44	114,668	115,335

Total Commercial Mortgage-Backed Securities (Cost $69,275,083)		67,901,795

CORPORATE BONDS - 59.2%
Alcoa, Inc., 6.00%, 1/15/12	2,000,000	2,002,607
Ally Financial, Inc.:
6.625%, 5/15/12	1,250,000	1,259,375
1.75%, 10/30/12	1,000,000	1,012,207
0.559%, 12/19/12 (r)	600,000	601,134
American Airlines, Inc., 10.50%, 10/15/12 (w)	1,120,000	1,066,800
American Express Bank FSB:
0.424%, 5/29/12 (r)	1,000,000	996,907
0.426%, 6/12/12 (r)	1,500,000	1,494,382
American Express Credit Corp.:
0.414%, 2/24/12 (r)	380,000	379,667
1.424%, 6/24/14 (r)	1,940,000	1,899,958
American International Group, Inc.:
0.663%, 3/20/12 (r)	4,400,000	4,382,973
4.95%, 3/20/12	1,240,000	1,241,179
4.25%, 9/15/14	1,000,000	971,374
Anheuser-Busch InBev Worldwide, Inc., 1.304%, 3/26/13 (r)	3,000,000	3,018,392
ANZ National International Ltd., 1.563%, 12/20/13 (e)(r)	650,000	651,244
AvalonBay Communities, Inc., 6.125%, 11/1/12	2,457,000	2,526,095
Bank of America Corp.:
0.728%, 4/30/12 (r)	500,000	501,304
1.941%, 7/11/14 (r)	1,500,000	1,340,787
Bank of Montreal, 0.898%, 4/29/14 (r)	4,000,000	3,973,731
Barclays Bank plc, 1.327%, 3/5/12 (e)(r)	425,000	425,032
Berkshire Hathaway Finance Corp., 0.523%, 1/13/12 (r)	2,000,000	1,999,929
BP Capital Markets plc, 1.153%, 12/6/13 (r)	3,000,000	3,016,402
Cantor Fitzgerald LP, 6.375%, 6/26/15 (e)	1,820,000	1,820,685
Capital One Financial Corp.:
4.80%, 2/21/12	3,435,000	3,448,176
1.553%, 7/15/14 (r)	5,000,000	4,774,323
CareFusion Corp., 4.125%, 8/1/12	2,260,000	2,294,237
Caterpillar Financial Services Corp., 0.859%, 12/11/13 (r)	4,000,000	3,999,743
Cemex SAB de CV, 5.579%, 9/30/15 (e)(r)	1,000,000	748,016
Charter One Bank, 6.375%, 5/15/12	2,500,000	2,502,148
Citigroup, Inc.:
5.25%, 2/27/12	3,000,000	3,010,881
2.125%, 4/30/12	20,000,000	20,120,084
2.453%, 8/13/13 (r)	2,000,000	1,952,686
0.659%, 3/7/14 (r)	1,250,000	1,167,856
4.587%, 12/15/15	1,000,000	1,006,927
Colgate-Palmolive Co., 0.60%, 11/15/14	2,000,000	1,999,318
Continental Airlines, Inc., 6.563%, 8/15/13	500,000	501,250
CVS Pass-Through Trust:
7.77%, 1/10/12 (e)	270,693	272,047
6.117%, 1/10/13 (e)	1,042,361	1,071,025
Daimler Finance North America LLC, 1.875%, 9/15/14 (e)	1,500,000	1,486,441
Deutsche Bank Capital Trust, 4.901%, 12/29/49 (b)(r)	200,000	120,000
Dominion Resources, Inc.:
5.20%, 1/15/16	972,000	1,099,308
2.879% to 9/30/11, floating rate thereafter to 9/30/66 (r)	500,000	422,500
Dow Chemical Co., 4.85%, 8/15/12	3,250,000	3,322,381
Dr Pepper Snapple Group, Inc., 2.35%, 12/21/12	1,000,000	1,006,256
Ecolab, Inc., 2.375%, 12/8/14	2,750,000	2,774,291
Enterprise Products Operating LLC:
7.625%, 2/15/12	3,000,000	3,021,145
4.60%, 8/1/12	3,515,000	3,565,574
ERP Operating LP, 6.625%, 3/15/12	4,725,000	4,774,257
Fifth Third Bank, 0.576%, 5/17/13 (r)	2,560,000	2,491,030
Ford Motor Credit Co. LLC:
3.148%, 1/13/12 (r)	3,055,000	3,051,945
7.50%, 8/1/12	2,750,000	2,832,500
3.875%, 1/15/15	750,000	742,500
Fort Knox Military Housing Privatization Project, 0.618%, 2/15/52 (b)(e)(r)	2,100,000	1,260,000
FUEL Trust:
4.207%, 10/15/22 (e)	750,000	751,674
3.984%, 12/15/22 (e)	1,500,000	1,490,060
General Electric Capital Corp.:
0.683%, 6/20/13 (r)	1,000,000	987,270
0.806%, 9/15/14 (r)	3,000,000	2,866,304
General Motors Corp. Escrow (b)*	500,000	3,750
Gilead Sciences, Inc., 2.40%, 12/1/14	1,000,000	1,017,992
Glitnir Banki HF:
2.95%, 10/15/08 (b)(y)*	120,000	30,300
3.046%, 4/20/10 (e)(r)(y)*	50,000	13,000
3.226%, 1/21/11 (e)(r)(y)*	30,000	7,200
Goldman Sachs Group, Inc., 5.45%, 11/1/12	2,000,000	2,039,025
Hewlett-Packard Co.:
2.109%, 9/19/14 (r)	2,000,000	2,002,563
5.40%, 3/1/17	1,000,000	1,101,099
HSBC Bank plc, 1.203%, 1/17/14 (e)(r)	1,500,000	1,498,386
ING Bank NV, 1.725%, 10/18/13 (e)(r)	2,000,000	1,975,878
International Business Machines Corp., 0.875%, 10/31/14	4,000,000	4,013,694
Jefferies Group, Inc., 7.75%, 3/15/12	5,171,000	5,235,637
John Deere Capital Corp., 1.25%, 12/2/14	1,500,000	1,515,767
Johnson & Johnson, 0.547%, 5/15/14 (r)	3,000,000	3,005,271
JPMorgan Chase & Co.:
0.776%, 6/15/12 (r)	300,000	300,627
1.216%, 1/24/14 (r)	4,000,000	3,904,979
Kinder Morgan Energy Partners LP, 5.85%, 9/15/12	750,000	772,629
Lockheed Martin Corp., 2.125%, 9/15/16	1,000,000	1,002,740
Macy's Retail Holdings, Inc., 5.35%, 3/15/12	7,030,000	7,082,725
Manufacturers & Traders Trust Co., 1.872%, 4/1/13 (r)	2,700,000	2,686,085
Masco Corp., 4.80%, 6/15/15	750,000	745,446
Medco Health Solutions, Inc., 7.25%, 8/15/13	75,000	81,230
Merrill Lynch & Co., Inc.:
6.05%, 8/15/12	2,500,000	2,536,069
1.306%, 9/15/26 (r)	300,000	196,441
MetLife Institutional Funding II, 0.955%, 12/7/12 (e)(r)	5,000,000	4,998,161
MetLife, Inc., 0.896%, 6/29/12 (r)	600,000	602,015
Metropolitan Life Global Funding I, 0.796%, 3/15/12 (e)(r)	800,000	799,480
Mirabela Nickel Ltd., 8.75%, 4/15/18 (e)	500,000	447,811
Morgan Stanley:
0.724%, 2/10/12 (r)	200,000	200,049
1.408%, 4/29/13 (r)	4,000,000	3,760,366
National Australia Bank Ltd., 1.111%, 4/11/14 (e)(r)	2,000,000	1,998,579
Nationwide Building Society, 0.646%, 5/17/12 (e)(r)	600,000	599,873
Nova Chemicals Corp., 6.50%, 1/15/12	2,500,000	2,500,000
Offshore Group Investments Ltd., 11.50%, 8/1/15	250,000	270,054
Plains All American Pipeline LP / PAA Finance Corp., 4.25%, 9/1/12	5,150,000	5,236,608
PNC Funding Corp.:
0.568%, 1/31/12 (r)	1,000,000	999,846
0.628%, 1/31/14 (r)	1,000,000	982,353
Post Apartment Homes LP, 5.45%, 6/1/12	2,032,000	2,055,428
Pricoa Global Funding I, 0.528%, 1/30/12 (e)(r)	400,000	399,805
Prudential Holdings LLC, 1.434%, 12/18/17 (e)(r)	1,000,000	952,696
Quest Diagnostics, Inc., 1.424%, 3/24/14 (r)	1,000,000	1,004,309
Royal Bank of Canada:
1.128%, 10/30/14 (r)	5,000,000	4,998,854
3.125%, 4/14/15 (e)	2,000,000	2,115,765
SABMiller plc, 6.50%, 7/1/16 (e)	1,000,000	1,169,629
Sanofi SA, 0.624%, 3/28/12 (r)	3,000,000	3,000,779
Senior Housing Properties Trust, 8.625%, 1/15/12	3,625,000	3,632,899
Skyway Concession Co. LLC, 0.859%, 6/30/17 (b)(e)(r)	60,000	52,200
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	500,000	497,500
SSIF Nevada LP, 1.101%, 4/14/14 (e)(r)	7,000,000	6,889,497
Stadshypotek AB, 1.129%, 9/30/13 (e)(r)	2,000,000	1,999,990
SunTrust Bank:
0.589%, 5/21/12 (r)	2,000,000	1,991,484
0.796%, 8/24/15 (r)	750,000	679,704
SunTrust Banks, Inc.:
5.25%, 11/5/12	1,130,000	1,154,641
3.60%, 4/15/16	500,000	508,706
SunTrust Capital I, 1.13%, 5/15/27 (r)	1,000,000	650,288
Svenska Handelsbanken AB, 1.544%, 9/14/12 (e)(r)	700,000	699,949
TD Ameritrade Holding Corp., 2.95%, 12/1/12	1,000,000	1,012,591
Telefonica Emisiones SAU, 0.763%, 2/4/13 (r)	3,320,000	3,220,885
Teva Pharmaceutical Finance Co. BV, 1.344%, 11/8/13 (r)	2,000,000	2,007,116
Time Warner Entertainment Co. LP, 8.875%, 10/1/12	3,019,000	3,180,507
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/43 (b)(e)	500,000	61,900
2/15/45 (b)(e)	551,416	87,510
Toronto-Dominion Bank:
0.60%, 7/26/13 (r)	2,000,000	1,983,593
0.701%, 7/14/14 (r)	3,000,000	2,985,805
UDR, Inc., 5.00%, 1/15/12	1,500,000	1,496,250
Union Pacific Railroad Co. 2004 Pass Through Trust, 5.214%, 9/30/14 (e)	370,000	405,819
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	1,500,000	1,540,684
Verizon Communications, Inc., 1.184%, 3/28/14 (r)	4,000,000	4,005,272
VF Corp., 1.245%, 8/23/13 (r)	2,000,000	2,003,363
Volkswagen International Finance NV, 0.824%, 10/1/12 (e)(r)	3,000,000	2,998,041
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	1,000,000	840,000
Wells Fargo & Co., 0.766%, 6/15/12 (r)	500,000	501,022
Western Union Co., 1.114%, 3/7/13 (r)	3,000,000	2,999,048
Westpac Banking Corp., 1.309%, 3/31/14 (e)(r)	2,000,000	1,999,990
WM Wrigley Jr Co., 2.45%, 6/28/12 (e)	2,600,000	2,608,549
Xerox Corp.:
5.50%, 5/15/12	4,200,000	4,271,622
1.281%, 5/16/14 (r)	1,000,000	984,572
Yara International ASA, 5.25%, 12/15/14 (e)	995,000	1,076,258

Total Corporate Bonds (Cost $267,570,554)		266,404,565

MUNICIPAL OBLIGATIONS - 7.2%
California Pollution Control Financing Authority Revenue VRDN, 0.03%, 11/1/26 (r)	8,490,000	8,490,000
CIDC-Hudson House LLC New York Revenue VRDN, 0.65%, 12/1/34 (r)	50,000	50,000
Florida State Housing Finance Corp. MFH Revenue VRDN, 0.10%, 10/30/32 (r)	1,900,000	1,900,000
Marietta Georgia Housing Authority MFH Revenue VRDN, 0.10%, 7/1/24 (r)	3,200,000	3,200,000
Michigan State Strategic Fund Revenue VRDN, 0.63%, 9/1/22 (r)	3,000,000	3,000,000
Montgomery County Pennsylvania Redevelopment Authority MFH Revenue VRDN, 0.23%, 8/15/31 (r)	2,250,000	2,250,000
Nevada State Housing Division Revenue VRDN, 0.10%, 4/15/39 (r)	3,200,000	3,200,000
New York City Housing Development Corp. MFH Revenue VRDN:
0.17%, 12/1/35 (r)	1,980,000	1,980,000
0.10%, 11/1/38 (r)	2,400,000	2,400,000
New York State HFA Revenue VRDN:
0.15%, 11/15/29 (r)	700,000	700,000
0.15%, 5/15/33 (r)	100,000	100,000
0.09%, 5/15/36 (r)	1,000,000	1,000,000
Orange County Florida HFA MFH Revenue VRDN, 0.27%, 10/15/32 (r)	100,000	100,000
San Francisco California City & County Redevelopment Agency Revenue VRDN, 0.07%, 6/15/34 (r)	3,000,000	3,000,000
South Dakota State MFH Development Authority Revenue VRDN, 0.10%, 1/1/44 (r)	1,000,000	1,000,000

Total Municipal Obligations (Cost $32,370,000)		32,370,000

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.1%
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	300,000	184,500

Total U.S. Government Agencies and Instrumentalities (Cost $140,552)		184,500

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.5%
Fannie Mae:
3.50%, 1/12/12	750,000	771,328
4.00%, 1/12/12	1,500,000	1,575,703

Total U.S. Government Agency Mortgage-Backed Securities (Cost $2,331,211)		2,347,031

U.S. TREASURY - 0.3%
United States Treasury Notes, 0.375%, 11/15/14	1,280,000	1,280,800

Total U.S. Treasury (Cost $1,279,369)		1,280,800

FLOATING RATE LOANS(d)- 0.5%
Clear Channel Communications, Inc. Term Loan Tranche B, 3.912%, 1/28/16 (r)	1,928,051	1,420,865
Syniverse Holdings, Inc., Term Loan, 5.25%, 12/21/17 (r)	990,000	988,144

Total Floating Rate Loans (Cost $2,788,968)		2,409,009

TIME DEPOSIT - 2.4%
State Street Time Deposit, 0.113%, 1/3/12	10,882,446	10,882,446

Total Time Deposit (Cost $10,882,446)		10,882,446

EQUITY SECURITIES - 0.1%	SHARES
Automobiles - 0.0%
General Motors Co.:
Common*	39	791
Warrants (strike price $10.00/share, expires 7/10/16)*	1,846	21,654
Warrants (strike price $18.33/share, expires 7/10/19)*	1,846	14,436
		36,881

Diversified Financial Services - 0.1%
Woodbourne Capital, Trust II, Preferred (b)(e)	1,000,000	450,960

Total Equity Securities (Cost $472,810)		487,841

TOTAL INVESTMENTS (Cost $450,601,605) - 99.5%		447,526,519
Other assets and liabilities, net - 0.5%		2,294,550
NET ASSETS - 100%		$449,821,069

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:
2 Year U.S. Treasury Notes	85	3/12	$18,746,484	($8,173)
5 Year U.S. Treasury Notes	105	3/12	12,942,070	(78,051)
Total Sold				($86,224)

(b) This security was valued by the Board of Directors. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w) Security is in default and is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF (the “Bank”) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
FCB: Farm Credit Bank
FSB: Federal Savings Bank
HFA: Housing Finance Agency/Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
plc: Public Limited Company
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

ASSET-BACKED SECURITIES - 1.6%	PRINCIPAL AMOUNT	VALUE
AmeriCredit Automobile Receivables Trust:
5.55%, 4/7/14	$91,691	$92,614
5.56%, 6/6/14	64,645	65,743
Capital One Auto Finance Trust, 5.23%, 7/15/14	177,179	177,491
CPS Auto Trust, 5.92%, 5/15/14 (e)	48,570	49,292
Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37 (e)	100,000	100,400
Santander Drive Auto Receivables Trust:
1.01%, 7/15/13 (e)	88,732	88,705
1.37%, 8/15/13 (e)	86,241	86,309

Total Asset-Backed Securities (Cost $664,662)		660,554

FDIC GUARANTEED CORPORATE BONDS - 15.5%
Ally Financial, Inc.:
1.75%, 10/30/12	30,000	30,366
0.559%, 12/19/12 (r)	1,040,000	1,041,965
Bank of America Corp., 0.728%, 4/30/12 (r)	1,030,000	1,032,687
Citigroup, Inc., 2.125%, 4/30/12	500,000	503,002
JPMorgan Chase & Co., 0.776%, 6/15/12 (r)	1,030,000	1,032,152
MetLife, Inc., 0.896%, 6/29/12 (r)	850,000	852,855
Morgan Stanley, 0.724%, 2/10/12 (r)	1,030,000	1,030,250
Wells Fargo & Co., 0.766%, 6/15/12 (r)	840,000	841,718

Total FDIC Guaranteed Corporate Bonds (Cost $6,353,078)		6,364,995

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.0%
JP Morgan Mortgage Trust, 4.701%, 7/25/35 (r)	2,742	2,714
Merrill Lynch Mortgage Investors, Inc., 2.536%, 12/25/35 (r)	5,094	4,984

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $7,604)		7,698

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
Asset Securitization Corp., 6.949%, 2/14/43 (r)	240,000	245,991
Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.783%, 7/10/43 (r)	7,288	7,285
Bear Stearns Commercial Mortgage Securities, 4.83%, 8/15/38	97,021	98,405
Citigroup Commercial Mortgage Trust, 4.38%, 10/15/41	35,708	35,689
GMAC Commercial Mortgage Securities, Inc., 5.713%, 10/15/38	165,763	166,617
Morgan Stanley Dean Witter Capital I, 5.98%, 1/15/39	25,742	25,930
Wachovia Bank Commercial Mortgage Trust:
4.566%, 4/15/35	103,628	106,317
5.23%, 7/15/41 (r)	62,804	63,065

Total Commercial Mortgage-Backed Securities (Cost $762,452)		749,299

CORPORATE BONDS - 10.0%
APL Ltd., 8.00%, 1/15/24 (b)	100,000	61,000
Bank of America Corp., 1.941%, 7/11/14 (r)	60,000	53,631
Bank of Nova Scotia, 1.25%, 11/7/14 (e)	250,000	250,236
Capital One Financial Corp., 4.80%, 2/21/12	100,000	100,384
Colgate-Palmolive Co., 1.30%, 1/15/17	100,000	99,212
Comcast Corp., 6.55%, 7/1/39	50,000	61,515
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	40,000	40,600
CVS Pass-Through Trust:
6.036%, 12/10/28	26,159	27,403
6.943%, 1/10/30	456,716	501,132
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	200,000	206,000
FUEL Trust, 3.984%, 12/15/22 (e)	50,000	49,669
International Business Machines Corp., 0.875%, 10/31/14	300,000	301,027
Jefferies Group, Inc., 7.75%, 3/15/12	300,000	303,750
JPMorgan Chase & Co., 4.35%, 8/15/21	100,000	100,979
JPMorgan Chase Capital XXV, 6.80%, 10/1/37	200,000	201,929
Nordea Bank AB, 4.875%, 5/13/21 (e)	200,000	169,030
Ohana Military Communities LLC, 5.462%, 10/1/26 (e)	15,000	16,093
PNC Funding Corp., 5.625%, 2/1/17	50,000	53,925
Private Export Funding Corp., 2.125%, 7/15/16	1,000,000	1,034,383
Royal Bank of Canada, 3.125%, 4/14/15 (e)	100,000	105,788
Senior Housing Properties Trust, 8.625%, 1/15/12	60,000	60,128
The Dun & Bradstreet Corp., 2.875%, 11/15/15	50,000	51,311
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/43 (b)(e)	70,000	8,666
2/15/45 (b)(e)	678,666	107,704
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	140,000	117,600

Total Corporate Bonds (Cost $4,066,437)		4,083,095

MUNICIPAL OBLIGATIONS - 19.1%
Hayward California MFH Revenue VRDN, 0.18%, 5/1/38 (r)	3,490,000	3,490,000
New York State HFA Revenue VRDN:
0.15%, 5/15/33 (r)	1,500,000	1,500,000
0.08%, 5/15/37 (r)	1,500,000	1,500,000
Osceola County Florida HFA MFH Revenue VRDN, 0.40%, 9/15/35 (r)	1,345,000	1,345,000

Total Municipal Obligations (Cost $7,835,000)		7,835,000

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 19.5%
AgFirst FCB, 6.585% to 6/15/12, floating rate thereafter to 12/31/49 (e)(r)	50,000	32,750
COP I LLC, 3.613%, 12/5/21	259,294	287,433
Fannie Mae:
0.375%, 12/28/12	750,000	751,085
0.75%, 2/26/13	400,000	402,300
1.25%, 8/20/13	500,000	507,548
Federal Home Loan Bank, 5.00%, 11/17/17	60,000	72,173
Freddie Mac:
1.125%, 7/27/12	1,000,000	1,005,506
0.875%, 10/28/13	1,000,000	1,009,131
5.25%, 4/18/16	200,000	235,527
6.75%, 3/15/31	300,000	450,697
Overseas Private Investment Corp., 4.05%, 11/15/14	130,822	136,029
Private Export Funding Corp., 4.55%, 5/15/15	1,132,000	1,258,252
Tennessee Valley Authority, 4.375%, 6/15/15	1,100,000	1,231,871
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	40,000	24,600
Vessel Management Services, Inc., 5.85%, 5/1/27	486,000	577,096

Total U.S. Government Agencies and Instrumentalities (Cost $7,589,156)		7,981,998

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.5%
Fannie Mae:
3.50%, 1/12/12	400,000	411,375
4.00%, 1/12/12	500,000	525,234
5.50%, 5/1/12	4,309	4,325
2.277%, 8/1/32 (r)	81,057	82,226

Total U.S. Government Agency Mortgage-Backed Securities (Cost $1,015,683)		1,023,160

U.S. TREASURY - 23.5%
United States Treasury Bonds:
3.75%, 8/15/41	75,000	88,113
3.125%, 11/15/41	2,600,000	2,721,062
United States Treasury Notes:
0.875%, 11/30/16	1,175,000	1,178,488
1.375%, 9/30/18	1,300,000	1,307,313
2.125%, 8/15/21	1,586,000	1,626,146
2.00%, 11/15/21	2,675,000	2,705,094

Total U.S. Treasury (Cost $9,449,923)		9,626,216

TIME DEPOSIT - 8.3%
State Street Time Deposit, 0.113%, 1/3/12	3,391,908	3,391,908

Total Time Deposit (Cost $3,391,908)		3,391,908

TOTAL INVESTMENTS (Cost $41,135,903) - 101.8%		41,723,923
Other assets and liabilities, net - (1.8%)		(748,555)
NET ASSETS - 100%		$40,975,368

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	11	3/12	$1,442,375	$15,897

Sold:
2 Year U.S. Treasury Notes	2	3/12	$441,094	($221)

(b) This security was valued by the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
FCB: Farm Credit Bank
HFA: Housing Finance Agency/Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

CORPORATE BONDS - 89.4%	PRINCIPAL AMOUNT	VALUE
Accellent, Inc., 8.375%, 2/1/17	$250,000	$245,000
AES Corp., 9.75%, 4/15/16	500,000	567,500
Ally Financial, Inc., 4.50%, 2/11/14	600,000	577,500
Altra Holdings, Inc., 8.125%, 12/1/16	250,000	265,000
American Airlines, Inc., 10.50%, 10/15/12 (w)	850,000	809,625
American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 (e)	180,000	194,400
APL Ltd., 8.00%, 1/15/24 (b)	500,000	305,000
Apria Healthcare Group, Inc., 12.375%, 11/1/14	500,000	457,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18	250,000	259,375
BE Aerospace, Inc., 6.875%, 10/1/20	500,000	546,250
Beverages & More, Inc., 9.625%, 10/1/14 (e)	500,000	507,500
Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/1/17	250,000	268,750
Burger King Corp., 9.875%, 10/15/18	500,000	545,000
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r)	250,000	130,000
Cablevision Systems Corp.:
8.625%, 9/15/17	250,000	277,500
8.00%, 4/15/20	250,000	268,750
Calpine Corp. Escrow (b)*	500,000	—
CCO Holdings LLC / CCO Holdings Capital Corp., 7.25%, 10/30/17	250,000	263,750
Cemex SAB de CV, 5.579%, 9/30/15 (e)(r)	250,000	187,004
Central Garden and Pet Co., 8.25%, 3/1/18	250,000	245,625
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19 (e)	500,000	456,250
CIT Group, Inc., 5.25%, 4/1/14 (e)	250,000	249,375
CKE Restaurants, Inc., 11.375%, 7/15/18	233,000	253,970
Coffeyville Resources LLC / Coffeyville Finance, Inc., 9.00%, 4/1/15 (e)	250,000	265,000
Commercial Barge Line Co., 12.50%, 7/15/17	250,000	268,125
Cott Beverages, Inc., 8.375%, 11/15/17	500,000	535,000
CPM Holdings, Inc., 10.625%, 9/1/14	250,000	266,250
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	250,000	231,250
Dematic SA, 8.75%, 5/1/16 (e)	500,000	495,263
Digicel Group Ltd., 10.50%, 4/15/18 (e)	250,000	251,250
Digicel Ltd., 8.25%, 9/1/17 (e)	250,000	252,500
DISH DBS Corp., 6.75%, 6/1/21	500,000	541,250
DuPont Fabros Technology LP, 8.50%, 12/15/17	250,000	268,125
E*Trade Financial Corp., 7.875%, 12/1/15	500,000	503,750
Earthlink, Inc., 8.875%, 5/15/19	500,000	465,000
Emdeon, Inc., 11.00%, 12/31/19 (e)	250,000	261,875
Empire Today LLC / Empire Today Finance Corp., 11.375%, 2/1/17 (e)	250,000	232,500
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	250,000	260,625
Exopack Holding Corp., 10.00%, 6/1/18 (e)	500,000	496,250
Ferrellgas LP/Ferrellgas Finance Corp., 9.125%, 10/1/17	500,000	525,000
Fiesta Restaurant Group, 8.875%, 8/15/16 (e)	500,000	497,500
First Data Corp., 9.875%, 9/24/15	550,000	525,250
Ford Motor Credit Co. LLC:
7.50%, 8/1/12	100,000	103,000
8.70%, 10/1/14	250,000	278,750
6.625%, 8/15/17	250,000	271,875
5.875%, 8/2/21	250,000	259,375
Freescale Semiconductor, Inc., 10.125%, 3/15/18 (e)	221,000	240,890
Frontier Communications Corp.:
7.875%, 4/15/15	250,000	253,125
8.25%, 4/15/17	250,000	256,250
Global Aviation Holdings, Inc., 14.00%, 8/15/13 (xx)	490,000	383,425
Goodyear Tire & Rubber Co., 10.50%, 5/15/16	325,000	359,125
Griffon Corp., 7.125%, 4/1/18	250,000	247,500
Grifols, Inc., 8.25%, 2/1/18	500,000	525,000
Hanesbrands, Inc., 8.00%, 12/15/16	250,000	271,875
Harland Clarke Holdings Corp., 9.50%, 5/15/15	500,000	360,000
HCA, Inc., 8.00%, 10/1/18	250,000	263,750
Hertz Corp.:
8.875%, 1/1/14	23,000	23,000
6.75%, 4/15/19	500,000	506,250
HOA Restaurant Group LLC / HOA Finance Corp., 11.25%, 4/1/17 (e)	500,000	466,250
Ineos Finance plc, 9.00%, 5/15/15 (e)	500,000	507,500
Ineos Group Holdings Ltd., 8.50%, 2/15/16 (e)	250,000	198,750
Ingles Markets, Inc., 8.875%, 5/15/17	500,000	540,000
Integra Telecom Holdings, Inc., 10.75%, 4/15/16 (e)	250,000	201,250
Intelsat Jackson Holdings Ltd., 11.25%, 6/15/16	450,000	473,625
Intelsat Jackson Holdings SA, 7.25%, 4/1/19 (e)	250,000	255,000
Interactive Data Corp., 10.25%, 8/1/18	500,000	547,500
International Lease Finance Corp., 7.125%, 9/1/18 (e)	250,000	258,125
iPayment, Inc., 10.25%, 5/15/18 (e)	750,000	705,000
Jarden Corp., 7.50%, 5/1/17	500,000	530,000
Jefferies Group, Inc., 7.75%, 3/15/12	800,000	810,000
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	109,297	109
Kennedy-Wilson, Inc., 8.75%, 4/1/19 (e)	500,000	487,500
Koppers, Inc., 7.875%, 12/1/19	500,000	527,500
Kratos Defense & Security Solutions, Inc., 10.00%, 6/1/17	750,000	765,000
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	754,000	723,840
Level 3 Communications, Inc., 11.875%, 2/1/19	250,000	265,625
Level 3 Financing, Inc., 9.25%, 11/1/14	250,000	255,625
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/1/16 (e)	250,000	250,625
Mirabela Nickel Ltd., 8.75%, 4/15/18 (e)	500,000	447,811
Mylan, Inc., 7.625%, 7/15/17 (e)	250,000	271,875
NII Capital Corp., 8.875%, 12/15/19	500,000	527,500
Novelis, Inc., 8.375%, 12/15/17	500,000	530,000
NRG Energy, Inc., 7.625%, 1/15/18	500,000	500,000
Number Merger Sub, Inc., 11.00%, 12/15/19 (e)	500,000	505,000
Offshore Group Investments Ltd., 11.50%, 8/1/15	500,000	540,107
OSI Restaurant Partners LLC, 10.00%, 6/15/15	500,000	515,000
Overseas Shipholding Group, Inc., 8.125%, 3/30/18	500,000	303,750
Packaging Dynamics Corp., 8.75%, 2/1/16 (e)	650,000	649,188
Peabody Energy Corp., 6.00%, 11/15/18 (e)	250,000	255,000
Petco Animal Supplies, Inc., 9.25%, 12/1/18 (e)	500,000	535,000
RailAmerica, Inc., 9.25%, 7/1/17	400,000	437,000
Reliance Intermediate Holdings LP, 9.50%, 12/15/19 (e)	250,000	267,560
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC:
7.125%, 4/15/19 (e)	500,000	507,500
9.00%, 4/15/19 (e)	250,000	236,875
Rock-Tenn Co., 9.25%, 3/15/16	250,000	264,063
RSC Equipment Rental Inc/RSC Holdings III LLC, 9.50%, 12/1/14	750,000	770,625
Scientific Games International, Inc., 7.875%, 6/15/16 (e)	250,000	252,500
Seagate Technology International, 10.00%, 5/1/14 (e)	250,000	288,750
Sealed Air Corp., 8.125%, 9/15/19 (e)	250,000	273,750
Sheridan Group, Inc., 12.50%, 4/15/14	486,312	437,681
Southern States Cooperative, Inc., 11.25%, 5/15/15 (e)	500,000	515,000
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	750,000	746,250
Sprint Nextel Corp., 6.00%, 12/1/16	500,000	417,500
Standard Pacific Corp., 10.75%, 9/15/16	250,000	264,375
STATS ChipPAC Ltd., 7.50%, 8/12/15 (e)	500,000	525,000
SunGard Data Systems, Inc., 10.25%, 8/15/15	250,000	259,375
Syniverse Holdings, Inc., 9.125%, 1/15/19	250,000	263,125
Telcordia Technologies, Inc., 11.00%, 5/1/18 (e)	500,000	611,250
The Gap, Inc., 5.95%, 4/12/21	250,000	238,125
Triumph Group, Inc., 8.625%, 7/15/18	250,000	273,750
TRW Automotive, Inc., 8.875%, 12/1/17 (e)	250,000	271,250
UCI International, Inc., 8.625%, 2/15/19	250,000	242,500
United Rentals North America, Inc.:
10.875%, 6/15/16	250,000	276,250
9.25%, 12/15/19	250,000	262,500
Videotron Ltd., 9.125%, 4/15/18	500,000	551,875
Virgin Media Finance plc, 9.50%, 8/15/16	250,000	280,625
Visant Corp., 10.00%, 10/1/17	500,000	452,500
West Corp., 7.875%, 1/15/19	500,000	496,250
Western Express, Inc., 12.50%, 4/15/15 (e)	750,000	318,750
Windsor Petroleum Transport Corp., 7.84%, 1/15/21 (e)	702,792	569,922
Windstream Corp., 7.75%, 10/15/20	250,000	257,500

Total Corporate Bonds (Cost $45,847,267)		45,804,608

FLOATING RATE LOANS(d)- 0.4%
Clear Channel Communications, Inc. Term Loan Tranche B, 3.912%, 1/28/16 (r)	241,006	177,608

Total Floating Rate Loans (Cost $225,945)		177,608

TIME DEPOSIT - 7.7%
State Street Time Deposit, 0.113%, 1/3/12	3,951,642	3,951,642

Total Time Deposit (Cost $3,951,642)		3,951,642

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.6%
AgFirst FCB, 6.585% to 6/15/12, floating rate thereafter to 12/31/49 (e)(r)	500,000	327,500

Total U.S. Government Agencies and Instrumentalities (Cost $196,485)		327,500

EQUITY SECURITIES - 0.0%	SHARES
Avado Brands, Inc. (b)*	9,462	—
Intermet Corp. (b)*	6,346	—
Paging Network Do Brazil Holding Co. LLC, Class B (b)(e)*	1,000	—

Total Equity Securities (Cost $282,378)		—

TOTAL INVESTMENTS (Cost $50,503,717) - 98.1%		50,261,358
Other assets and liabilities, net - 1.9%		958,353
NET ASSETS - 100%		$51,219,711

(b) This security was valued by the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w) Security is in default and is no longer accruing interest.

(xx) Subsequent to period end, Global Aviation Holdings, Inc. and its affiliates filed for Chapter 11 bankruptcy on February 5, 2012. This security is no longer accruing interest.

Abbreviations:
FCB: Farm Credit Bank
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

4 - CALVERT INCOME FUND ANNUAL REPORT

NOTE A –– SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with six separate portfolios: Income, Short Duration Income, Long-Term Income, Ultra-Short Income, Government, and High Yield.  Prior to September 18, 2009, High Yield was a series of Summit Mutual Funds, Inc.  Income, Short Duration Income, Long-Term Income, Ultra-Short Income, High Yield and Government are registered as non-diversified portfolios.  The operations of each series are accounted for separately.  Government began operations on December 31, 2008 and offers Class A, Class C, and Class I (effective April 29, 2011) shares of beneficial interest.  Income offers six classes of shares of beneficial interest (Class A, Class B, Class C, Class I, Class R and Class Y, which commenced operations on February 29, 2008).  Short Duration Income offers four classes of shares of beneficial interest (Class A, Class C, Class I, and Class Y, which commenced operations on February 29, 2008).  Long-Term Income offers Class A shares of beneficial interest.  Ultra-Short Income offers Class A and Class Y (which commenced operations on May 28, 2010) shares of beneficial interest.  High Yield offers Class A and Class I shares of beneficial interest.  Class A shares are sold with a maximum front-end sales charge of 3.75%: Income, Long-Term Income, Government and High Yield, 2.75%: Short Duration Income, and 1.25% for Ultra-Short Income.  Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares.  Effective, March 1, 2010, Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class R shares are sold without a front-end or deferred sales charge, have a higher level of expenses than Class A shares, and are generally only available to certain retirement plans where plan level or omnibus accounts are held on the books of the Fund.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.  In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following securities were fair valued in good faith under the direction of the Board of Trustees as of December 31, 2011:

	Total Investments	% of Net Assets
Income	$195,141,487	10.8%
Long Term Income	4,301,902	2.2%
Short Duration Income	57,641,117	2.6%
Ultra-Short Income	2,066,620	0.5%
High Yield	305,109	0.6%
Government	177,370	0.4%

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.  In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Income	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities	$8,400,907	$11,634,768	$-	$20,035,675
Asset backed securities	-	15,890,922	-	$15,890,922
Collateralized mortgage-backed obligations	-	9,583,346	-	$9,583,346
Commercial mortgage-backed securities	-	16,629,005	-	$16,629,005
Corporate debt	-	1,170,869,702	120,907,707	$1,291,777,409
Municipal obligations	-	121,265,653	-	$121,265,653
U.S. government obligations	-	171,496,008	-	$171,496,008
Other debt obligations	-	208,235,373	-	$208,235,373
TOTAL	$8,400,907	$1,725,604,777	$120,907,707*	$1,854,913,391

Other financial instruments**	($172,584)	-	-	($172,584)

* Level 3 securities represent 6.7% of net assets.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Equity	Corporate
	Securities	Debt	Total
Balance as of 9/30/11	$96	$114,466,189	$114,466,285
Accrued discounts/premiums	-	(102,120)	($102,120)
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	(96)	6,543,638	$6,543,542
Purchases	-	-	-
Sales	-	-	-
Transfers in and/or out of Level 3[1]	-	-	-
Balance as of 12/31/11	$ -	$120,907,707	$120,907,707

1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

Short Duration Income	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities	$1,097,911	$4,735,080	$-	$5,832,991
Asset backed securities	-	137,248,584	-	$137,248,584
Collateralized mortgage-backed obligations	-	18,678,462	-	$18,678,462
Commercial mortgage-backed securities	-	164,189,466	-	$164,189,466
Corporate debt	-	1,408,688,082	39,426,299	$1,448,114,381
Municipal obligations	-	138,433,378	-	$138,433,378
U.S. government obligations	-	166,435,156	-	$166,435,156
Other debt obligations	-	262,426,159	-	$262,426,159
TOTAL	$1,097,911	$2,300,834,367	$39,426,299*	$2,341,358,577

Other financial instruments**	$144,057	-	-	$144,057

* Level 3 securities represent 1.8% of net assets.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Corporate
	Debt	Total
Balance as of 9/30/11	$36,902,076	$36,902,076
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	2,524,223	$2,524,223
Purchases	-	-
Sales	-	-
Transfers in and/or out of Level 3[1]	-	-
Balance as of 12/31/11	$39,426,299	$39,426,299

1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

Long Term Income	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities	$576,814	$450,970	$-	$1,027,784
Asset backed securities	-	1,765,619	-	$1,765,619
Collateralized mortgage-backed obligations	-	795,791	-	$795,791
Commercial mortgage-backed securities	-	3,738,507	-	$3,738,507
Corporate debt	-	108,656,013	1,854,870	$110,510,883
Municipal obligations	-	3,487,755	-	$3,487,755
Other debt obligations	-	49,667,862	-	$49,667,862
U.S. government obligations	-	25,505,545	-	$25,505,545
TOTAL	$576,814	$194,068,062	$1,854,870*	$196,499,746

Other financial instruments**	$252,540	-	-	$252,540

* Level 3 securities represent 1.0% of net assets.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Corporate
	Debt	Total
Balance as of 9/30/11	$1,739,062	$1,739,062
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	115,808	$115,808
Purchases	-	-
Sales	-	-
Transfers in and/or out of Level 3[1]	-	-
Balance as of 12/31/11	$1,854,870	$1,854,870

1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

Ultra-Short Income	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities	$36,881	$450,960	$-	$487,841
Asset backed securities	-	62,059,837	-	$62,059,837
Collateralized mortgage-backed obligations	-	1,198,695	-	$1,198,695
Commercial mortgage-backed securities	-	67,901,795	-	$67,901,795
Corporate debt	-	266,255,155	149,410	$266,404,565
Municipal obligations	-	32,370,000	-	$32,370,000
Other debt obligations	-	13,291,455	-	$13,291,455
U.S. government obligations	-	3,812,331	-	$3,812,331
TOTAL	$36,881	$447,340,228	$149,410*	$447,526,519

Other financial instruments**	($86,224)	-	-	($86,224)

* Level 3 securities represent 0.0% of net assets.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Government	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset backed securities	-	$660,554	$-	$660,554
Collateralized mortgage-backed obligations	-	7,698	-	$7,698
Commercial mortgage-backed securities	-	749,299	-	$749,299
Corporate debt	-	10,331,720	116,370	$10,448,090
Municipal obligations		7,835,000	-	$7,835,000
Other debt obligations	-	18,631,374	-	$18,631,374
U.S. government obligations	-	3,391,908	-	$3,391,908
TOTAL	$-	$41,607,553	$116,370*	$41,723,923

Other financial instruments**	$15,676	-	-	$15,676

* Level 3 securities represent 0.3% of net assets.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

High Yield Bond	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities	-	$-	$-	$-
Corporate debt	-	45,804,499	109	$45,804,608
Municipal obligations	-	-	-	$-
Other debt obligations	-	4,129,250	-	$4,129,250
U.S. government obligations	-	327,500	-	$327,500
TOTAL	-	$50,261,249	$109*	$50,261,358

* Level 3 securities represent 0.0 % of net assets.

Loan Participations and Assignments:  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.  When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations.  The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to hedge against changes in the value of interest rates.  The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Fund.  During the period, the Fund used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Fund.   The Fund’s futures contracts, at period end are presented in the Schedule of Investments.

During the period, Long-Term invested in 2 year, 5 year, 10 year and 30 year U.S. Treasury Bond Futures.  The volume of activity has varied throughout the year with a weighted average of 124 contracts and $23,445,127 weighted average notional value.

During the period, Government invested in 2 year, 5 year, 10 year and 30 year U.S. Treasury Bond Futures.  The volume of activity has varied throughout the year with a weighted average of 12 contracts and $337,630 weighted average notional value.

During the period, Ultra-Short invested in 2 year, 5 year, 10 year and 30 year U.S. Treasury Bond Futures.  The volume of activity has varied throughout the year with a weighted average of 124 contracts and $23,445,127 weighted average notional value.

Short Sales: The Fund may use short sales of U.S. Treasury securities for the limited purpose of hedging the Fund’s duration. Any short sales will be covered with an equivalent amount of high quality, liquid securities in a segregated account at the Fund’s custodian.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund’s Schedules of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures.  (See Schedule of Investments footnotes.)  A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when  collectability of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as income in the accompanying financial statements.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I and Class R shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital.  The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits may be used to reduce the Fund’s expenses.  Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements:  In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers.  For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used.  In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement.  ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011.  Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

NOTE B — TAX INFORMATION

The following table presents the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2011, and net realized capital loss carryforwards as of September 30, 2010 with expiration dates:

	Income	Long-Term Income	Short Duration Income	Ultra-Short Income
Federal income tax cost of investments	$2,118,253,165	$191,354,194	$2,372,367,037	$450,678,088
Unrealized appreciation	68,443,276	7,427,515	30,974,655	1,012,352
Unrealized depreciation	(331,783,050)	(2,281,963)	(61,983,115)	(4,163,921)
Net unrealized appreciation/ (depreciation)	($263,339,774)	$5,145,552	($31,008,460)	($3,151,569)

	Government	High Yield
Federal income tax cost of investments	$41,140,538	$50,503,738
Unrealized appreciation	666,225	1,937,285
Unrealized depreciation	(82,840)	(2,179,665)
Net unrealized appreciation/ (depreciation)	$583,385	($242,380)

CAPITAL LOSS CARRYFORWARDS

Expiration Date	Income	High Yield
30-Sept-2012	-	$753,889
30-Sept-2013	$141,901	-
30-Sept-2014	336,178	-
30-Sept-2015	-	476,585
30-Sept-2016	12,997,968	-
30-Sept-2017	1,783,942	924,312
30-Sept-2018	265,587,678	15,613
30-Sept-2019	77,128,701	-

Income Fund’s use of net capital loss carryforwards acquired from Summit Apex Bond may be limited under certain tax provisions. Capital losses may be used to offset future taxable capital gains until expiration.  Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period.  Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

NOTE C — REORGANIZATION

On December 8, 2010, the Board of Trustees approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the Calvert Short-Term Government Fund (“Short-Term Government”) for shares of the acquiring portfolio, Calvert Government Fund (“Government”) and the assumption of the liabilities of Short-Term Government.  Shareholders approved the Plan at a meeting on April 15, 2011 and the reorganization took place on April 29, 2011.

The acquisition was accomplished by a tax-free exchange of the following shares:

		ACQUIRING
MERGED PORTFOLIO	SHARES	PORTFOLIO	SHARES	VALUE
Short-Term Government, Class A	55,201	Government, Class A	172,034	$2,879,910
Short-Term Government, Class I	426,651	Government, Class I	1,327,358	$22,220,781

For financial reporting purposes, assets received and shares issued by Government were recorded at fair value; however, the cost basis of the investments received from Short-Term Government were carried forward to align ongoing reporting of Government’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

		UNREALIZED
		APPRECIATION	ACQUIRING
MERGED PORTFOLIO	NET ASSETS	(DEPRECIATION)	PORTFOLIO	NET ASSETS
Short-Term Government	$25,100,691	$295,187	Government	$6,760,223

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.  This determination was based on the change to the registrant’s internal control over financial reporting described in Item 2(b) below made in response to a material weakness comment from registrant’s independent public accounting firm in December 2011.

(b)        There was a change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.  This change provides for (1) the remodeling and testing of the models used for all fixed income securities that are being priced under fair value procedures by the Advisor; (2) conducting of back-testing that reasonably supports the assumptions used in fair valuing the securities; (3) modifying the internal compliance monitoring system to report the asset weighting of each fixed income security, providing the percentage of any security owned in an individual Fund and across the Fund complex; (4) implementing a manual control to monitor for and report to the internal pricing committee on any security where the primary and/or secondary pricing vendor has been overridden for more than a certain number of days, as specified in the Fund's procedures; and (5) enhanced escalation procedures to address any fair valuation concerns.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALVERT FUND

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    February 28, 2012

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    February 28, 2012

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    February 28, 2012